Investments in associates	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Investments in associates
16.	Investments in associates

(a)	Investments in associates as of December 31, 2023 and 2024 are as follows:

Investees	Country	Reporting Date	Ownership (%)
			2023	2024
BNP Paribas Cardif Life Insurance (*1), (*7)	Korea	September 30	14.99	14.99
Shinhan-Neoplux Energy Newbiz Fund	Korea	December 31	31.66	31.66
Shinhan-Albatross tech investment Fund (*1)	Korea	November 30	50.00	50.00
KCGI-SingA330-A Private Special Asset Investment Trust (*5)	Korea	—	23.89	—
VOGO Debt Strategy Qualified IV Private	Korea	December 31	20.00	20.00
Shinhan-Midas Donga Secondary Fund	Korea	December 31	50.00	50.00
ShinHan – Soo Young Entrepreneur Investment Fund No.1	Korea	December 31	24.00	24.00
Shinhan Praxis K-Growth Global Private Equity Fund (*7)	Korea	December 31	14.15	14.15
Kiwoom Milestone Professional Private Real Estate Trust No.19	Korea	—	50.00	50.00
Shinhan Global Healthcare Fund No.1 (*7)	Korea	—	4.41	3.13
KB NA Hickory Private Special Asset Fund	Korea	December 31	37.50	37.50
Koramco Europe Core Private Placement Real Estate Fund No.2-2	Korea	December 31	44.02	44.02
KDBC-Midas Dong-A Global contents Fund	Korea	December 31	23.26	23.26
Shinhan-Nvestor Liquidity Solution Fund	Korea	December 31	24.92	24.92
Shinhan AIM FoF Fund 1-A	Korea	December 31	25.00	25.00
IGIS Global Credit Fund 150-1	Korea	December 31	25.00	25.00
Korea Omega Project Fund III (*5)	Korea	—	23.53	—
Genesis North America Power Company No.1 PEF	Korea	December 31	43.84	43.84
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Korea	December 31	23.33	23.33
KOREA FINANCE SECURITY CO., LTD (*1), (*7)	Korea	September 30	14.91	14.91
MIEL CO.,LTD. (*2)	Korea	—	28.77	28.77
AIP Transportation Specialized Privately Placed Fund Trust #1	Korea	December 31	35.73	35.73
Kiwoom-Shinhan Innovation Fund I	Korea	December 31	50.00	50.00
Midas Asset Global CRE Debt Private Fund No.6 (*5)	Korea	—	40.10	—
Samchully Midstream Private Placement Special Asset Fund 5-4	Korea	December 31	42.92	41.67
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3 (*5)	Korea	—	20.00	—
MK Ventures-K Clavis Growth Capital Venture Fund 1	Korea	—	26.67	26.67
NH-Amundi Global Infrastructure Trust 14 (*5)	Korea	—	30.00	—
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37 (*6)	Korea	December 31	60.00	60.00

Investees	Country	Reporting Date	Ownership (%)
			2023	2024
Milestone Private Real Estate Fund 3	Korea	December 31	32.06	32.06
Nomura-Rifa Private Real Estate Investment Trust 31	Korea	December 31	31.31	31.31
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2	Korea	December 31	21.27	21.27
FuturePlay-Shinhan TechInnovation Fund 1	Korea	December 31	50.00	50.00
Stonebridge Corporate 1st Fund	Korea	December 31	44.12	44.12
Vogo Realty Partners Private Real Estate Fund V	Korea	December 31	21.64	21.64
Korea Credit Bureau (*1), (*7)	Korea	September 30	9.00	9.00
Goduck Gangil1 PFV Co., Ltd. (*1), (*7)	Korea	September 30	1.04	1.04
SBC PFV Co., Ltd. (*1), (*7), (*8)	Korea	September 30	25.00	25.00
NH-amundi global infra private fund 16	Korea	December 31	50.00	50.00
SH BNCT Professional Investment Type Private Special Asset Investment Trust (*9)	Korea	December 31	72.50	72.50
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24 (*5)	Korea	—	52.28	—
Sparklabs-Shinhan Opportunity Fund 1	Korea	December 31	49.50	49.50
IGIS Real-estate Private Investment Trust No.33	Korea	December 31	40.86	40.86
Goduck Gangil10 PFV Co., Ltd. (*1), (*7)	Korea	September 30	19.90	19.90
Fidelis Global Private Real Estate Trust No.2 (*6)	Korea	December 31	79.63	79.63
AIP EURO PRIVATE REAL ESTATE TRUST No. 12	Korea	December 31	28.70	28.70
Shinhan Healthcare Fund 2 (*7)	Korea	—	13.68	13.68
Shinhan AIM Real Estate Fund No.2	Korea	December 31	30.00	30.00
Shinhan AIM Real Estate Fund No.1	Korea	December 31	21.01	21.01
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust	Korea	December 31	22.02	22.02
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust	Korea	December 31	29.19	29.19
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2 (*6)	Korea	December 31	71.43	71.43
Korea Omega-Shinhan Project Fund I	Korea	December 31	50.00	50.00
Samsung SRA Real Estate Professional Private 45	Korea	December 31	25.00	25.00
IBK Global New Renewable Energy Special Asset Professional Private2	Korea	December 31	28.98	28.98
VS Cornerstone Fund	Korea	December 31	41.18	41.18
NH-Amundi US Infrastructure Private Fund2	Korea	December 31	25.91	25.91
Kakao-Shinhan 1st TNYT Fund	Korea	December 31	48.62	48.62
Pacific Private Placement Real Estate Fund No.40	Korea	December 31	24.73	24.73
Mastern Private Real Estate Loan Fund No.2	Korea	December 31	33.57	33.57

Investees	Country	Reporting Date	Ownership (%)
			2023	2024
LB Scotland Amazon Fulfillment Center Fund 29 (*6)	Korea	December 31	70.14	65.00
JR AMC Hungary Budapest Office Fund 16	Korea	December 31	32.57	32.57
EDNCENTRAL Co.,Ltd. (*7)	Korea	—	13.47	13.47
Gyeonggi-Neoplux Superman Fund	Korea	December 31	21.76	21.76
NewWave 6th Fund	Korea	December 31	30.00	30.00
Neoplux No.3 Private Equity Fund (*3)	Korea	December 31	10.00	10.00
PCC Amberstone Private Equity Fund I	Korea	December 31	21.67	21.67
KIAMCO POWERLOAN TRUST 4TH	Korea	December 31	47.37	47.37
Mastern Opportunity Seeking Real Estate Fund II	Korea	December 31	22.22	22.22
Neoplux Market-Frontier Secondary Fund (*3)	Korea	December 31	19.74	19.74
Synergy Green New Deal 1st New Technology Business Investment Fund	Korea	December 31	28.17	28.17
KIAMCO Vietnam Solar Special Asset Private Investment Trust	Korea	December 31	50.00	50.00
SHINHAN-NEO Core Industrial Technology Fund	Korea	December 31	49.75	49.75
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2	Korea	December 31	30.00	30.00
Eum Private Equity Fund No.7	Korea	December 31	21.00	21.00
Kiwoom Hero No.4 Private Equity Fund	Korea	December 31	21.05	21.05
Vogo Canister Professional Trust Private Fund I (*5)	Korea	—	36.74	—
AJ-KOSNET Semicon One Venture Fund	Korea	December 31	22.22	22.22
Timefolio The Venture-V second	Korea	December 31	20.73	20.73
Shinhan Smilegate Global PEF I (*7)	Korea	December 31	14.21	14.21
Genesis Eco No.1 PEF	Korea	December 31	29.00	29.00
SHINHAN-NEO Market-Frontier 2nd Fund	Korea	December 31	42.70	42.70
NH-Synergy Core Industrial New Technology Fund (*5)	Korea	—	36.93	—
J& Moorim Jade Investment Fund	Korea	December 31	24.89	24.89
Ulmus SHC innovation investment fund	Korea	December 31	24.04	24.04
T Core Industrial Technology 1st Venture PEF	Korea	December 31	31.47	31.47
Fine Value POST IPO No.5 Private Equity Fund (*5)	Korea	—	40.00	—
TI First Property Private Investment Trust 1	Korea	December 31	40.00	40.00
IBKC Global Contents Investment Fund (*5)	Korea	—	24.39	—
Kiwoom-Shinhan Innovation Fund 2	Korea	December 31	42.86	42.86
ETRI Holdings-Shinhan 1st Unicorn Fund	Korea	December 31	50.00	50.00
SJ ESG Innovative Growth Fund	Korea	December 31	28.57	28.57
AVES 1st Corporate Recovery Private Equity Fund (*4)	Korea	December 31	76.19	76.19
Reverent-Shinhan Vista Fund (*3)	Korea	December 31	13.41	13.41
JS Shinhan Private Equity Fund (*3)	Korea	December 31	3.85	3.85

Investees	Country	Reporting Date	Ownership (%)
			2023	2024
Daishin Newgen New Technology Investment Fund 1 st (*5)	Korea	—	50.60	—
META ESG Private Equity Fund I	Korea	December 31	27.40	27.40
Shinhan VC tomorrow venture fund 1	Korea	December 31	39.62	39.62
H-IOTA Fund	Korea	December 31	24.81	24.81
Stonebridge-Shinhan Unicorn Secondary Fund	Korea	December 31	26.01	26.01
Tres-Yujin Trust	Korea	December 31	50.00	50.00
Shinhan-Time mezzanine blind Fund	Korea	December 31	50.00	50.00
Capstone REITs No.26	Korea	December 31	50.00	50.00
JB Incheon-Bucheon REITS No.54	Korea	December 31	39.31	39.31
Hankook Smart Real Asset Investment Trust No.3	Korea	December 31	33.33	33.33
JB Hwaseong-Hadong REITs No.53	Korea	December 31	31.03	31.03
KB Oaktree Trust No.3	Korea	December 31	33.33	33.33
Daehan No.36 Office Asset Management Company (*5)	Korea	—	48.05	—
Rhinos Premier Mezzanine Private Investment Fund No.1 (*5)	Korea	—	27.93	—
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2	Korea	December 31	29.73	29.73
Shinhan JigaeNamsan Road Private Special Asset Investment Trust	Korea	December 31	24.85	24.85
SKS-Yozma Fund No.1 (*5)	Korea	—	29.85	—
KB Distribution Private Real Estate 3-1	Korea	December 31	37.50	37.50
Pacific Private Investment Trust No.49-1 (*6)	Korea	December 31	79.28	79.28
KIWOOM Real estate private placement fund for normal investors No. 31 (*6)	Korea	December 31	60.00	60.00
RIFA Real estate private placement fund for normal investoes No. 51	Korea	December 31	40.00	40.00
Fivetree general private equity fund No.15 (*5)	Korea	—	49.98	—
Shinhan-Kunicorn first Fund	Korea	December 31	38.31	38.31
Shinhan-Quantum Startup Fund	Korea	December 31	49.18	49.18
Shinhan Simone Fund I	Korea	December 31	38.46	38.46
Korea Investment develop seed Trust No.1	Korea	December 31	40.00	40.00
Tiger Green alpha Trust No.29 (*4)	Korea	December 31	95.24	95.24
STIC ALT Global II Private Equity Fund	Korea	December 31	21.74	21.74
NH-Brain EV Fund (*5)	Korea	—	25.00	—
DDI LVC Master Real Estate Investment Trust Co., Ltd. (*1), (*7)	Korea	September 30	15.00	15.00
Leverent-Frontier 4th Venture PEF	Korea	December 31	23.89	23.89
Find-Green New Deal 2nd Equity Fund	Korea	December 31	22.57	22.57
ShinhanFitrin 1st Technology Business Investment Association (*3)	Korea	December 31	16.17	16.17
Koramco Private Real Estate Fund 143	Korea	December 31	30.30	30.30

Investees	Country	Reporting Date	Ownership (%)
			2023	2024
Korea Investment Top Mezzanine Private Real Esate Trust No.1	Korea	December 31	22.22	22.22
LB YoungNam Logistics Private Trust No.40	Korea	December 31	25.00	25.00
Shinhan-Cognitive Start-up Fund L.P.	Korea	December 31	32.77	32.77
Cornerstone J&M Fund I	Korea	December 31	26.67	26.67
Logisvalley Shinhan REIT Co.,Ltd. (*1)	Korea	September 30	20.27	20.27
DA Value-Honest New Technology Investment Fund 1 (*5)	Korea	—	23.66	—
Shinhan-Ji and Tec Smart Innovation Fund	Korea	December 31	50.00	50.00
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st	Korea	December 31	50.00	50.00
Korea Investment Green Newdeal Infra Trust No.1	Korea	December 31	27.97	27.97
BTS 2nd Private Equity Fund (*1)	Korea	November 30	26.00	26.00
NH-J&-IBKC Label Technology Fund	Korea	December 31	27.81	27.81
Hanyang Time Mezzanine Fund	Korea	December 31	28.57	28.57
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund	Korea	December 31	50.00	50.00
Shinhan-isquare Venture PEF 1	Korea	December 31	40.00	40.00
Aurum Goldrush ESG Private Fund No. 1	Korea	December 31	28.33	28.33
Capstone Develop Frontier Trust	Korea	December 31	21.43	21.43
Nextrade Co., Ltd. (*7)	Korea	December 31	8.00	8.00
SH 1.5years Maturity Investment Type Security Investment Trust No.2 (*5)	Korea	—	29.10	—
Eventus-IBKC LIB Fund (*5)	Korea	—	21.88	—
IBKC-Behigh Fund 1st	Korea	December 31	29.73	29.73
ON No.1 Private Equity Fund	Korea	December 31	28.57	28.57
Digital New Deal Kappa Private Equity Fund	Korea	December 31	24.75	24.75
IBKCJS New Technology Fund No.1	Korea	December 31	29.41	29.41
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1	Korea	December 31	20.83	20.83
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18	Korea	December 31	28.57	28.57
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38 (*4)	Korea	December 31	75.00	75.00
TogetherKorea Private Investment Trust No. 6 (*6)	Korea	December 31	99.98	99.98
TogetherKorea Private Investment Trust No. 7 (*6)	Korea	December 31	99.98	99.98
Kiwoom Core Industrial Technology Investment Fund No.3	Korea	December 31	34.75	34.75
Penture K-Content Investment Fund (*7)	Korea	December 31	21.96	19.78
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund	Korea	December 31	30.00	30.00

Investees	Country	Reporting Date	Ownership (%)
			2023	2024
Hana Alternative Investment Kosmes PCBO General PEF No. 1	Korea	December 31	37.04	37.04
Shinhan-timefolio Bio Development Investment Fund	Korea	December 31	48.39	48.39
Shinhan M&A-ESG Fund	Korea	December 31	23.33	23.33
SHINHAN Mid and SMALL-SIZED OFFICE VALUE-ADDED MO REIT Co., Ltd.	Korea	December 31	28.43	28.43
KDBC meta-enter New Technology investment fund	Korea	December 31	27.89	27.89
Shinhan Time Secondary Blind New Technology Investment Trust	Korea	December 31	47.50	47.50
Shinhan DS Secondary Investment Fund	Korea	December 31	39.93	49.83
Shinhan-openwater pre-IPO Investment Trust 1	Korea	December 31	50.00	50.00
Shinhan-CJ TechInnovation Fund 1st	Korea	December 31	40.00	40.00
Shinhan-Eco Venture Fund 2nd	Korea	December 31	40.00	40.00
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1	Korea	December 31	40.00	40.00
Hantoo Shinhan Lake K-beauty Technology Investment Trust	Korea	December 31	22.96	22.96
Shinhan HB Wellness 1st Investment Trust	Korea	December 31	48.54	48.54
Korea real Asset Fund No.3	Korea	December 31	28.57	28.57
PineStreet Global Corporate FoF XIII-2 (*6)	Korea	December 31	100.00	100.00
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518	Korea	December 31	31.49	26.22
Samsung-dunamu Innovative IT Technology Investment Trust No. 1	Korea	December 31	22.99	22.99
Time Robotics New Technology Investment Trust	Korea	December 31	29.86	29.86
Ascent-welcome Tehcnology Investment Trust No.2	Korea	December 31	27.65	27.65
Newmain I funds	Korea	December 31	36.36	36.36
Igis General PE Real Estate Investment Trust 517-1 (*6)	Korea	December 31	96.30	96.78
SH Ulmus M.P.E. Innovative Venture Fund 7	Korea	December 31	28.57	28.57
Consus Osansegyo No.2	Korea	December 31	50.00	50.00
Mastern General Private Real Estate Investment Trust No.189(Type 1 Beneficiary Securities) (*5)	Korea	—	32.69	—
Shinhan AIM Private Fund of Fund 9-B	Korea	December 31	25.00	25.00
Shinhan General Private Real Estate Investment Trust No.3	Korea	December 31	20.75	20.75
NH Absolute Project L General Private Investment Trust (*5)	Korea	—	26.03	—
Paros Kosdaq Venture General Private Investment Trust No. 5	Korea	December 31	28.56	28.56

Investees	Country	Reporting Date	Ownership (%)
			2023	2024
Happy Pet Life Care New Technology Investment Association No.2	Korea	December 31	30.00	30.00
Shinhan-Soo Secondary Investment Association (*6)	Korea	December 31	77.61	77.61
TECHFIN RATINGS Co., Ltd. (*1), (*11)	Korea	September 30	—	45.00
SONGPA BIZ CLUSTER PFV CO LTD (*1), (*7), (*10)	Korea	September 30	—	27.40
Planeta PTE LTD	Singapore	December 31	—	33.33
The E&Shinhan New Growth Up Fund	Korea	December 31	—	50.00
Shinhan-GB FutureFlow Fund L.P. (*6)	Korea	December 31	—	58.18
Credila Financial Services (*1), (*7), (*12)	India	September 30	—	10.93
DB IPO HighYield Fund 1	Korea	December 31	—	28.57
Exponential SQUARE Private Investment Trust No.1 (*6)	Korea	December 31	—	50.99
Fine North America Credit Private Mixed Asset Investment Trust 22 (*6)	Korea	December 31	—	58.82
IGIS Private Real Estate Investment No.454	Korea	December 31	—	24.04
IGIS Private Real Estate Investment No.462 (*6)	Korea	December 31	—	69.20
BNW Recharge Private Equity Fund	Korea	December 31	—	21.13
United Partners Realasset Fund No.14	Korea	December 31	—	33.33
Shinhan Market-Frontier Fund III	Korea	December 31	—	44.02
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.12 (*7)	Korea	December 31	—	5.00
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.13 (*7)	Korea	December 31	—	5.00
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.14 (*7)	Korea	December 31	—	5.00
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.15 (*7)	Korea	December 31	—	5.00
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.16 (*7)	Korea	December 31	—	5.00
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.17 (*7)	Korea	December 31	—	5.00
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.18 (*7)	Korea	December 31	—	5.00
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.19 (*7)	Korea	December 31	—	5.00
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]	Korea	December 31	—	22.37

(*1)
The most recent financial statements available are used for the equity method since the financial statements as of December 31, 2024 are not available. Significant trades and events occurred within the period are properly reflected.

(*2)
In the course of the rehabilitation process, the shares were acquired through investment conversion. Although voting rights cannot be exercised during the rehabilitation process, normal voting rights are exercised because the rehabilitation process was completed before December 31, 2024. Therefore, it has been reclassified into the investments in associates.

(*3)	As a managing partner, the Group has a significant influence over the investees.
(*4)	As a limited partner, the Group does not have an ability to participate in policy-making processes to obtain economic benefit from the investees that would allow the Group to control the entity.
(*5)	Excluded from the investments in associates due to full or partial disposal of shares, or loss of significant influence.
(*6)
Although the ownership percentages are more than 50%, the Group applies the equity method accounting as the Group does not have an ability to participate in the financial and operating policy-making process.

(*7)
Although the ownership percentages are less than 20%, the Group applies the equity method accounting since it participates in policy-making processes and therefore can exercise significant influence on investees.

(*8)	The rate of Group’s voting rights is 4.65%.
(*9)
Although the Group has a significant influence with ownership percentage more than 50%, the contribution was classified as investments in associates as the Group is not exposed to variable returns due to the payment guarantee for the entire investment amount.

(*10)	The rate of Group’s voting rights is 19.86%.
(*11)	Douzon3 TECHFIN Co., Ltd. has changed its name to TECHFIN RATINGS Co., Ltd.
(*12)	HDFC Credila Financial Services has changed its name to Credila Financial Services.

(b)	Changes in investments in associates for the years ended December 31, 2023 and 2024 are as follows:

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
BNP Paribas Cardif Life Insurance	~~W~~	30,169	—	920	8,183	—	39,272
Partners 4th Growth Investment Fund		13,542	(13,542)	—	—	—	—
KTB Newlake Global Healthcare PEF		4,309	(3,954)	(355)	—	—	—
Shinhan-Neoplux Energy Newbiz Fund		20,837	—	1,521	—	—	22,358
Shinhan-Albatross tech investment Fund		12,253	(1,500)	4,618	128	—	15,499
KCGI-SingA330-A Private Special Asset Investment Trust		4,232	—	377	—	—	4,609
VOGO Debt Strategy Qualified IV Private		6,085	50	397	—	—	6,532
Shinhan -Midas Dong-A Secondary Fund		4,431	—	(130)	—	—	4,301
ShinHan – Soo Young Entrepreneur Investment Fund No.1		4,414	(864)	1,312	—	—	4,862
Shinhan Praxis K-Growth Global Private Equity Fund		3,691	—	1	—	—	3,692
Kiwoom Milestone Professional Private Real Estate Trust 19 (*1)		3,961	—	(136)	—	(3,825)	—
Shinhan Global Healthcare Fund 1 (*1)		—	—	—	—	—	—
KB NA Hickory Private Special Asset Fund		34,339	(11,436)	1,193	—	—	24,096
Koramco Europe Core Private Placement Real Estate Fund No.2-2		19,236	(919)	482	—	—	18,799
Hermes Private Investment Equity Fund		5,562	(5,562)	—	—	—	—
KDBC-Midas Dong-A Global contents Fund		4,277	—	11	—	—	4,288
Shinhan-Nvestor Liquidity Solution Fund		6,438	(265)	(85)	—	—	6,088
Shinhan AIM FoF Fund 1-A		10,110	(1,653)	1,178	—	—	9,635
IGIS Global Credit Fund 150-1		4,692	(803)	397	—	—	4,286
Partner One Value up I Private Equity Fund		5,144	(5,144)	—	—	—	—
Genesis No.1 Private Equity Fund		59,924	(59,916)	(8)	—	—	—
Korea Omega Project Fund III		3,674	—	22	—	—	3,696

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Genesis North America Power Company No.1 PEF	~~W~~	8,118	(4,384)	2,624	—	—	6,358
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		43,244	(10,595)	8,115	—	—	40,764
KOREA FINANCE SECURITY CO., LTD		2,411	—	(169)	1,003	—	3,245
MIEL CO., LTD. (*1)		—	—	—	—	—	—
AIP Transportation Specialized Privately Placed Fund Trust #1		44,821	782	769	—	—	46,372
Kiwoom-Shinhan Innovation Fund I		9,441	(1,425)	(162)	—	—	7,854
Midas Asset Global CRE Debt Private Fund No.6		57,029	(8,663)	6,515	—	—	54,881
Samchully Midstream Private Placement Special Asset Fund 5-4		30,624	795	1,744	—	—	33,163
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		24,492	(18,264)	1,026	—	—	7,254
NH-Amundi Global Infrastructure Trust 14		20,975	(3,086)	839	—	—	18,728
Jarvis Memorial Private Investment Trust 1		9,786	(10,642)	856	—	—	—
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		33,357	(683)	2,591	—	—	35,265
Milestone Private Real Estate Fund 3		19,071	563	(2,019)	—	—	17,615
Nomura-Rifa Private Real Estate Investment Trust 31		7,364	—	(475)	—	—	6,889
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		2,969	(2,675)	2,844	—	—	3,138
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business		3,231	(3,231)	—	—	—	—
FuturePlay-Shinhan TechInnovation Fund 1		6,916	—	931	—	—	7,847
Stonebridge Corporate 1st Fund		3,622	—	520	—	—	4,142
Vogo Realty Partners Private Real Estate Fund V		10,915	(378)	255	—	—	10,792
Korea Credit Bureau		5,039	(90)	1,789	—	—	6,738

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Goduck Gangil1 PFV Co., Ltd.	~~W~~	60	—	120	—	—	180
SBC PFV Co., Ltd.		28,468	3,750	(1,444)	—	—	30,774
NH-amundi global infra private fund 16		56,211	(1,299)	(4,260)	—	—	50,652
IMM Global Private Equity Fund		147,384	(147,384)	—	—	—	—
SH BNCT Professional Investment Type Private Special Asset Investment Trust		263,052	(32,093)	13,813	—	—	244,772
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		22,683	(5,882)	1,309	—	—	18,110
Sparklabs-Shinhan Opportunity Fund 1		4,631	(1,137)	420	—	—	3,914
BNW Tech-Innovation Private Equity Fund		5,833	(5,833)	—	—	—	—
IGIS Real-estate Private Investment Trust No.33		14,552	(360)	1,079	—	—	15,271
WWG Global Real Estate Investment Trust no.4		10,331	(10,795)	464	—	—	—
Goduck Gangil10 PFV Co., Ltd.		3,236	—	1,845	—	—	5,081
Fidelis Global Private Real Estate Trust No.2		21,945	—	(9,925)	—	(11,469)	551
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		48,427	(5,864)	6,056	—	—	48,619
Shinhan Global Healthcare Fund 2 (*1)		—	—	—	—	—	—
Shinhan AIM Real Estate Fund No.2		25,243	—	1,435	—	—	26,678
Shinhan AIM Real Estate Fund No.1		44,642	6,586	645	—	—	51,873
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		32,627	(916)	3,070	—	—	34,781
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		19,296	3	754	—	—	20,053
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		24,598	(7,618)	536	—	—	17,516

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Korea Omega-Shinhan Project Fund I	~~W~~	10,022	—	1,608	—	—	11,630
Samsung SRA Real Estate Professional Private 45[FoFs]		21,650	8,487	1,295	—	—	31,432
IBK Global New Renewable Energy Special Asset Professional Private2		33,412	(2,303)	1,187	—	—	32,296
VS Cornerstone Fund		3,335	—	(55)	—	—	3,280
Aone Mezzanine Opportunity Professional Private		5,009	(5,072)	63	—	—	—
NH-Amundi US Infrastructure Private Fund2		31,941	(4,395)	2,179	—	—	29,725
SH Japan Photovoltaic Private Special Asset Investment Trust No.2		6,332	(4,360)	341	—	—	2,313
Kakao-Shinhan 1st TNYT Fund		21,330	—	(1,464)	—	—	19,866
Pacific Private Placement Real Estate Fund No.40		11,622	(748)	750	—	—	11,624
Mastern Private Real Estate Loan Fund No.2		6,387	(3,679)	332	—	—	3,040
LB Scotland Amazon Fulfillment Center Fund 29		29,637	(1,753)	3,044	—	—	30,928
JR AMC Hungary Budapest Office Fund 16		12,457	(773)	1,003	—	—	12,687
EDNCENTRAL Co.,Ltd. (*1)		—	—	—	—	—	—
Future-Creation Neoplux Venture Capital Fund		4,251	(889)	(682)	—	—	2,680
Gyeonggi-Neoplux Superman Fund		5,467	—	(411)	—	—	5,056
NewWave 6th Fund		13,540	—	176	—	—	13,716
Neoplux No.3 Private Equity Fund		20,454	(4)	(1,469)	—	—	18,981
PCC Amberstone Private Equity Fund I		18,785	(2,425)	898	—	—	17,258
KIAMCO POWERLOAN TRUST 4TH		43,524	(2,306)	3,881	—	—	45,099
Mastern Opportunity Seeking Real Estate Fund II		14,710	(4,029)	2,454	—	—	13,135
AION ELFIS PROFESSIONAL PRIVATE 1		3,566	(3,376)	(190)	—	—	—
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business		5,709	(7,843)	2,134	—	—	—

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Neoplux Market-Frontier Secondary Fund	~~W~~	13,960	(3,673)	140	—	—	10,427
Harvest Private Equity Fund II		3,139	(26)	(135)	—	—	2,978
Synergy Green New Deal 1st New Technology Business Investment Fund		10,632	(145)	(172)	—	—	10,315
KIAMCO Vietnam Solar Special Asset Private Investment Trust		6,727	(220)	329	—	—	6,836
SHINHAN-NEO Core Industrial Technology Fund		9,409	—	4,207	—	—	13,616
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		25,024	(2,542)	874	—	—	23,356
SIMONE Mezzanine Fund No.3		3,017	(1,965)	150	—	—	1,202
Eum Private Equity Fund No.7		9,170	—	(4)	—	—	9,166
Kiwoom Hero No.4 Private Equity Fund		3,517	—	(75)	—	—	3,442
Vogo Canister Professional Trust Private Fund I		46,329	(3,075)	2,617	—	—	45,871
SW-S Fund		7,248	(11,177)	3,929	—	—	—
CL Buyout 1st PEF		12,842	(20,216)	7,374	—	—	—
Timefolio The Venture-V second		4,096	—	1,705	—	—	5,801
Newlake Growth Capital Partners2 PEF		12,496	(12,496)	—	—	—	—
Shinhan Smilegate Global PEF I		3,771	—	30	—	—	3,801
Genesis Eco No.1 PEF		11,418	—	(199)	—	—	11,219
SHINHAN-NEO Market-Frontier 2nd Fund		34,420	4,270	(6,020)	—	—	32,670
NH-Synergy Core Industrial New Technology Fund		6,377	—	62	—	—	6,439
J& Moorim Jade Investment Fund		5,434	(787)	273	—	—	4,920
Helios-KDBC Digital Contents 1st		3,356	(1,457)	357	—	—	2,256
Ulmus SHC innovation investment fund		4,886	—	657	—	—	5,543
Mirae Asset Partners X Private Equity Fund		7,792	(7,792)	—	—	—	—
T Core Industrial Technology 1st Venture PEF		4,529	—	(275)	—	—	4,254
Curious Finale Corporate Recovery Private Equity Fund		3,591	(3,636)	45	—	—	—
Fine Value POST IPO No.5 Private Equity Fund		2,270	—	1,496	—	—	3,766

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
TI First Property Private Investment Trust 1	~~W~~	3,127	(203)	178	—	—	3,102
MPLUS Professional Private Real Estate Fund 25		4,231	—	(1,873)	—	—	2,358
IBKC Global Contents Investment Fund		4,552	—	149	—	—	4,701
Premier Luminous Private Equity Fund		8,966	(12,439)	3,473	—	—	—
Hanyang-Meritz 1 Fund		3,466	(689)	204	—	—	2,981
Kiwoom-Shinhan Innovation Fund 2		11,271	(4,434)	2,328	—	—	9,165
ETRI Holdings-Shinhan 1st Unicorn Fund		1,895	1,500	(100)	—	—	3,295
Maple Mobility Fund		16,859	(16,859)	—	—	—	—
SJ ESG Innovative Growth Fund		4,197	—	1	—	—	4,198
AVES 1st Corporate Recovery Private Equity Fund		5,057	—	(289)	—	—	4,768
JS Shinhan Private Equity Fund		4,953	—	(20)	—	—	4,933
NH Kyobo AI Solution Investment Fund		3,288	(4,138)	850	—	—	—
Daishin Newgen New Technology Investment Fund 1st		5,704	—	378	—	—	6,082
META ESG Private Equity Fund I		5,857	—	(86)	—	—	5,771
SWFV FUND-1		9,128	(9,433)	305	—	—	—
PHAROS DK FUND		3,835	(1,413)	40	—	—	2,462
Shinhan VC tomorrow venture fund 1		26,926	18,258	26	—	—	45,210
Highland 2021-8 Fund		4,826	(5,366)	540	—	—	—
H-IOTA Fund		9,623	(239)	140	—	—	9,524
Stonebridge-Shinhan Unicorn Secondary Fund		6,082	2,924	(1,579)	—	—	7,427
Tres-Yujin Trust		10,004	—	355	—	—	10,359
Shinhan-Time mezzanine blind Fund		13,312	—	809	—	—	14,121
Capstone REITs No.26		3,852	(300)	2,198	—	—	5,750
JB Incheon-Bucheon REITS No.54		4,989	—	(11)	—	—	4,978
Hankook Smart Real Asset Investment Trust No.3		6,993	—	675	—	—	7,668
JB Hwaseong-Hadong REITs No.53		4,991	—	(8)	—	—	4,983
KB Oaktree Trust No.3		8,605	(771)	834	—	—	8,668
Daehan No.36 Office Asset Management Company		22,058	—	424	—	—	22,482

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Rhinos Premier Mezzanine Private Investment Fund No.1	~~W~~	2,873	—	183	—	—	3,056
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		57,334	3,369	2,066	—	—	62,769
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		40,571	36	827	—	—	41,434
SKS-Yozma Fund No.1		6,599	(4,140)	996	—	—	3,455
IBKC-METIS Global Contents Investment Fund		4,550	(3,921)	(629)	—	—	—
Keistone Unicorn Private Equity Fund		6,249	(6,249)	—	—	—	—
KB Distribution Private Real Estate 3-1		26,651	—	(675)	—	—	25,976
Pacific Private Investment Trust No.49-1		28,641	—	(1,264)	—	—	27,377
KIWOOM Real estate private placement fund for normal investors No. 31		8,558	(518)	518	—	—	8,558
RIFA Real estate private placement fund for normal investoes No. 51		5,726	(340)	345	—	—	5,731
Fivetree general private equity fund No.15		12,281	(489)	780	—	—	12,572
Shinhan-Kunicorn first Fund		9,831	—	(205)	—	—	9,626
Harvest Fund No.3		15,854	(15,854)	—	—	—	—
Shinhan-Quantum Startup Fund		1,119	3,000	(133)	—	—	3,986
Shinhan Simone Fund I		4,796	—	41	—	—	4,837
Korea Investment develop seed Trust No.1		10,242	(901)	191	—	—	9,532
Tiger Green alpha Trust No.29		26,806	(588)	2,355	—	—	28,573
STIC ALT Global II Private Equity Fund		9,859	(218)	(137)	—	—	9,504
NH-Brain EV Fund		11,592	—	(467)	—	—	11,125
DDI LVC Master Real Estate Investment Trust Co., Ltd.		6,405	450	(272)	—	—	6,583
Leverent-Frontier 4th Venture PEF		2,964	—	330	—	—	3,294
Find-Green New Deal 2nd Equity Fund		4,508	—	(43)	—	—	4,465
ShinhanFitrin 1st Technology Business Investment Association		4,437	—	82	—	—	4,519
PARATUS No.3 Private Equity Fund		4,936	(4,936)	—	—	—	—

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Golden Route 2nd Startup Venture Specialized Private Equity Fund	~~W~~	3,003	(3,003)	—	—	—	—
Koramco Private Real Estate Fund 143		3,030	3,636	1	—	—	6,667
Korea Investment Top Mezzanine Private Real Esate Trust No.1		9,885	(1,169)	1,300	—	—	10,016
LB YoungNam Logistics Private Trust No.40		9,748	(600)	634	—	—	9,782
Shinhan-Cognitive Start-up Fund L.P.		9,953	(5,052)	428	—	—	5,329
IGEN2022 No.1 private Equity Fund		9,045	(9,045)	—	—	—	—
Cornerstone J&M Fund I		3,561	—	(73)	—	—	3,488
Logisvalley Shinhan REIT Co.,Ltd.		3,804	—	(206)	—	—	3,598
DA Value-Honest New Technology Investment Fund 1		2,663	(1,145)	2,581	—	—	4,099
KDB Investment Global Healthcare Private Equity Fund I		34,468	(34,468)	—	—	—	—
Shinhan-Ji and Tec Smart Innovation Fund		2,587	7,800	(410)	—	—	9,977
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st		1,776	5,400	(208)	—	—	6,968
Korea Investment Green Newdeal Infra Trust No.1		5,714	4,537	6	—	—	10,257
BTS 2nd Private Equity Fund		3,772	2,860	(290)	—	—	6,342
Shinhan Global Active REIT Co.Ltd.		19,222	(69)	(156)	—	—	18,997
NH-J&-IBKC Label Technology Fund		9,866	—	(119)	—	—	9,747
Hanyang Time Mezzanine Fund		3,000	—	12	—	—	3,012
IMM Global Venture Opportunity, LP		3,115	(3,115)	—	—	—	—
Shinhan-isquare Venture PEF 1		497	4,000	(211)	—	—	4,286
Capstone Develop Frontier Trust		6,857	(565)	1,255	—	—	7,547
Nextrade Co., Ltd.		9,700	—	—	—	—	9,700
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1 (*2)		3,011	(3,011)	—	—	—	—
SH 1.5years Maturity Investment Type Security Investment Trust No.2		4,601	—	234	—	—	4,835
Eventus-IBKC LIB Fund		6,035	—	597	—	—	6,632

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
NH-Daishin-Kyobo healthcare 1 Fund	~~W~~	3,948	(3,948)	—	—	—	—
IBKC-Behigh Fund 1st		3,268	—	(49)	—	—	3,219
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund		3,956	(3,956)	—	—	—	—
ON No.1 Private Equity Fund		5,362	—	(41)	—	—	5,321
Digital New Deal Kappa Private Equity Fund		4,946	—	(101)	—	—	4,845
IBKCJS New Technology Fund No.1		—	5,000	1,130	—	—	6,130
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1		—	10,000	(197)	—	—	9,803
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18		—	11,014	999	—	—	12,013
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38		—	3,000	171	—	—	3,171
TogetherKorea Private Investment Trust No. 6		—	5,122	148	—	—	5,270
TogetherKorea Private Investment Trust No. 7		—	5,122	148	—	—	5,270
Kiwoom Core Industrial Technology Investment Fund No.3		—	4,000	180	—	—	4,180
Penture K-Content Investment Fund		—	6,000	(378)	—	—	5,622
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund		—	7,838	131	—	—	7,969
Hana Alternative Investment Kosmes PCBO General PEF No. 1		—	4,740	367	—	—	5,107
Shinhan-timefolio Bio Development Investment Fund		—	6,000	(73)	—	—	5,927
Shinhan M&A-ESG Fund		—	4,354	(185)	—	—	4,169
Shinhan SM Office Value Add – Outsource Management Real Estate Investment Co., Ltd. –		—	9,565	1,009	—	—	10,574
KDBC meta-enter New Technology investment fund		—	7,000	(60)	—	—	6,940

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Shinhan Time Secondary Blind New Technology Investment Trust	~~W~~	—	4,750	4	—	—	4,754
Shinhan DS Secondary Investment Fund		—	1,815	5,662	—	—	7,477
Shinhan-openwater pre-IPO Investment Trust 1		—	5,000	(27)	—	—	4,973
Shinhan-Eco Venture Fund 2nd		—	3,650	(40)	—	—	3,610
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1		—	3,200	(46)	—	—	3,154
Hantoo Shinhan Lake K-beauty Technology Investment Trust		—	10,000	(31)	—	—	9,969
Shinhan HB Wellness 1st Investment Trust		—	5,000	(8)	—	—	4,992
Korea real Asset Fund No.3		—	9,370	(55)	—	—	9,315
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518		—	23,900	(769)	—	—	23,131
Samsung-dunamu Innovative IT Technology Investment Trust No. 1		—	4,000	536	—	—	4,536
Time Robotics New Technology Investment Trust		—	4,000	(34)	—	—	3,966
Ascent-welcome Tehcnology Investment Trust No.2		—	9,000	(229)	—	—	8,771
Igis General PE Real Estate Investment Trust 517-1		—	52,000	(264)	—	—	51,736
Consus Osansegyo No.2		—	8,000	104	—	—	8,104
Mastern General Private Real Estate Investment Trust No.189 (Type 1 Beneficiary Securities)		—	8,500	(678)	—	—	7,822
Shinhan AIM Private Fund of Fund 9-B		—	23,036	982	—	—	24,018
Shinhan General Private Real Estate Investment Trust No.3		—	7,721	117	—	—	7,838

	2023
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
NH Absolute Project L General Private Investment Trust	~~W~~	—	4,488	405	—	—	4,893
Paros Kosdaq Venture General Private Investment Trust No. 5		—	6,000	(6)	—	—	5,994
Happy Pet Life Care New Technology Investment Association No.2		—	3,000	456	—	—	3,456
Shinhan-Soo Secondary Investment Association		—	5,250	(1)	—	—	5,249
Others		225,498	(39,576)	4,942	424	(289)	190,999

	~~W~~	2,904,474	(331,686)	125,088	9,738	(15,583)	2,692,031

(*1) An impairment loss has been recognized due to accumulated unrealized losses since its initial acquisition.
(*2) For the year ended December 31, 2023 it is incorporated into the consolidation target as the Group held control due to increased equity ratio.

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
BNP Paribas Cardif Life Insurance	~~W~~	39,272	—	(3,423)	587	—	36,436
Shinhan-Neoplux Energy Newbiz Fund		22,358	(9,196)	1,450	—	—	14,612
Shinhan-Albatross tech investment Fund		15,499	(8,312)	1,485	—	—	8,672
KCGI-SingA330-A Private Special Asset Investment Trust		4,609	(4,876)	267	—	—	—
VOGO Debt Strategy Qualified IV Private		6,532	(3,465)	646	—	—	3,713
Shinhan-Midas Donga Secondary Fund		4,301	(750)	(399)	—	—	3,152
ShinHan – Soo Young Entrepreneur Investment Fund No.1		4,862	(5,760)	4,279	—	—	3,381
Shinhan Praxis K-Growth Global Private Equity Fund		3,692	—	(2)	—	—	3,690
Kiwoom Milestone Professional Private Real Estate Trust 19 (*)		—	—	—	—	—	—
Shinhan Global Healthcare Fund 1 (*)		—	—	—	—	—	—
KB NA Hickory Private Special Asset Fund		24,096	(7,321)	718	—	—	17,493
Koramco Europe Core Private Placement Real Estate Fund No.2-2		18,799	1,058	370	—	(13,412)	6,815
KDBC-Midas Dong-A Global contents Fund		4,288	—	(1,648)	—	—	2,640
Shinhan-Nvestor Liquidity Solution Fund		6,088	(1,270)	308	—	—	5,126
Shinhan AIM FoF Fund 1-A		9,635	(1,169)	1,338	—	—	9,804
IGIS Global Credit Fund 150-1		4,286	(549)	1,252	—	—	4,989
Korea Omega Project Fund III		3,696	(2,274)	(1,422)	—	—	—
Genesis North America Power Company No.1 PEF		6,358	(3,143)	3,587	—	—	6,802
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		40,764	(37,990)	6,628	—	—	9,402
KOREA FINANCE SECURITY CO., LTD		3,245	—	297	—	—	3,542
MIEL CO.,LTD. (*)		—	—	—	—	—	—
AIP Transportation Specialized Privately Placed Fund Trust #1		46,372	3,460	8,975	—	—	58,807

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Kiwoom-Shinhan Innovation Fund I	~~W~~	7,854	—	125	—	—	7,979
Midas Asset Global CRE Debt Private Fund No.6		54,881	(57,919)	3,038	—	—	—
Samchully Midstream Private Placement Special Asset Fund 5-4		33,163	2,416	3,905	—	—	39,484
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		7,254	(7,664)	410	—	—	—
MK Ventures-K Clavis Growth Capital Venture Fund 1 (*)		—	(183)	3	—	183	3
NH-Amundi Global Infrastructure Trust 14		18,728	(20,589)	1,861	—	—	—
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		35,265	(1,591)	1,739	—	—	35,413
Milestone Private Real Estate Fund 3		17,615	1,619	(114)	—	—	19,120
Nomura-Rifa Private Real Estate Investment Trust 31		6,889	—	(546)	—	—	6,343
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		3,138	(889)	269	—	—	2,518
FuturePlay-Shinhan TechInnovation Fund 1		7,847	(1,238)	(824)	—	—	5,785
Stonebridge Corporate 1st Fund		4,142	—	(165)	—	—	3,977
Vogo Realty Partners Private Real Estate Fund V		10,792	1,379	(1,509)	—	—	10,662
Korea Credit Bureau		6,738	(45)	881	—	—	7,574
Goduck Gangil1 PFV Co., Ltd.		180	(148)	64	—	—	96
SBC PFV Co., Ltd.		30,774	8,750	(1,908)	—	—	37,616
NH-amundi global infra private fund 16		50,652	4,293	(21,977)	—	—	32,968
SH BNCT Professional Investment Type Private Special Asset Investment Trust		244,772	(31,676)	12,612	—	—	225,708
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		18,110	(19,646)	1,536	—	—	—
Sparklabs-Shinhan Opportunity Fund 1		3,914	—	(1,189)	—	—	2,725
IGIS Real-estate Private Investment Trust No.33		15,271	(809)	1,170	—	—	15,632

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Goduck Gangil10 PFV Co., Ltd.	~~W~~	5,081	(212)	1,296	—	—	6,165
Fidelis Global Private Real Estate Trust No.2		551	—	—	—	—	551
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		48,619	2,955	2,919	—	(29,849)	24,644
Shinhan Healthcare Fund 2 (*)		—	—	—	—	—	—
Shinhan AIM Real Estate Fund No.2		26,678	1,760	(26,884)	—	—	1,554
Shinhan AIM Real Estate Fund No.1		51,873	2,613	(51,602)	—	—	2,884
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		34,781	(856)	5,566	—	—	39,491
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		20,053	—	1,894	—	—	21,947
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		17,516	(3,377)	1,631	—	—	15,770
Korea Omega-Shinhan Project Fund I		11,630	(1,957)	9,800	—	—	19,473
Samsung SRA Real Estate Professional Private 45		31,432	(3,954)	2,798	—	—	30,276
IBK Global New Renewable Energy Special Asset Professional Private2		32,296	(1,266)	2,068	—	—	33,098
VS Cornerstone Fund		3,280	—	(55)	—	—	3,225
NH-Amundi US Infrastructure Private Fund2		29,725	(30,845)	1,664	—	—	544
Kakao-Shinhan 1st TNYT Fund		19,866	—	3,812	—	—	23,678
Pacific Private Placement Real Estate Fund No.40		11,624	(748)	747	—	—	11,623
Mastern Private Real Estate Loan Fund No.2		3,040	(1,908)	198	—	—	1,330
LB Scotland Amazon Fulfillment Center Fund 29		30,928	3,780	(15,860)	—	—	18,848
JR AMC Hungary Budapest Office Fund 16		12,687	221	279	—	—	13,187
EDNCENTRAL Co.,Ltd. (*)		—	—	—	—	—	—
Gyeonggi-Neoplux Superman Fund		5,056	—	(918)	—	—	4,138

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
NewWave 6th Fund	~~W~~	13,716	(1,425)	(1,583)	—	—	10,708
Neoplux No.3 Private Equity Fund		18,981	(404)	(6,425)	—	—	12,152
PCC Amberstone Private Equity Fund I		17,258	(5,513)	2,795	—	—	14,540
KIAMCO POWERLOAN TRUST 4TH		45,099	(2,331)	5,935	—	—	48,703
Mastern Opportunity Seeking Real Estate Fund II		13,135	(4,868)	(2,995)	—	—	5,272
Neoplux Market-Frontier Secondary Fund		10,427	(4,006)	1,754	—	—	8,175
Synergy Green New Deal 1st New Technology Business Investment Fund		10,315	(72)	614	—	—	10,857
KIAMCO Vietnam Solar Special Asset Private Investment Trust		6,836	(580)	847	—	—	7,103
SHINHAN-NEO Core Industrial Technology Fund		13,616	(9,247)	3,742	—	—	8,111
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		23,356	(2,538)	892	—	—	21,710
Eum Private Equity Fund No.7		9,166	(400)	390	—	—	9,156
Kiwoom Hero No.4 Private Equity Fund		3,442	(96)	851	—	—	4,197
Vogo Canister Professional Trust Private Fund I		45,871	(47,321)	1,450	—	—	—
AJ-KOSNET Semicon One Venture Fund		2,854	—	358	—	—	3,212
Timefolio The Venture-V second		5,801	(4,444)	8	—	—	1,365
Shinhan Smilegate Global PEF I		3,801	(4,326)	4,407	—	—	3,882
Genesis Eco No.1 PEF		11,219	—	(142)	—	—	11,077
SHINHAN-NEO Market-Frontier 2nd Fund		32,670	(5,466)	295	—	—	27,499
NH-Synergy Core Industrial New Technology Fund		6,439	(6,175)	(264)	—	—	—
J& Moorim Jade Investment Fund		4,920	—	433	—	—	5,353
Ulmus SHC innovation investment fund		5,543	(1,150)	(88)	—	—	4,305
T Core Industrial Technology 1st Venture PEF		4,254	(378)	(881)	—	—	2,995

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Fine Value POST IPO No.5 Private Equity Fund	~~W~~	3,766	(3,565)	(201)	—	—	—
TI First Property Private Investment Trust 1		3,102	(203)	203	—	—	3,102
IBKC Global Contents Investment Fund		4,701	(4,764)	63	—	—	—
Kiwoom-Shinhan Innovation Fund 2		9,165	1,148	(86)	—	—	10,227
ETRI Holdings-Shinhan 1st Unicorn Fund		3,295	1,500	(99)	—	—	4,696
SJ ESG Innovative Growth Fund		4,198	—	(1,083)	—	—	3,115
AVES 1st Corporate Recovery Private Equity Fund		4,768	—	(245)	—	—	4,523
Reverent-Shinhan Vista Fund		2,600	54	755	—	—	3,409
JS Shinhan Private Equity Fund		4,933	—	1,448	—	—	6,381
Daishin Newgen New Technology Investment Fund 1 st		6,082	(5,742)	(340)	—	—	—
META ESG Private Equity Fund I		5,771	—	(88)	—	—	5,683
Shinhan VC tomorrow venture fund 1		45,210	25,608	(185)	—	—	70,633
H-IOTA Fund		9,524	(2,639)	2,492	—	—	9,377
Stonebridge-Shinhan Unicorn Secondary Fund		7,427	6,160	—	—	—	13,587
Tres-Yujin Trust		10,359	—	2,672	—	—	13,031
Shinhan-Time mezzanine blind Fund		14,121	—	2,305	—	—	16,426
Capstone REITs No.26		5,750	—	(381)	—	—	5,369
JB Incheon-Bucheon REITS No.54		4,978	—	(11)	—	—	4,967
Hankook Smart Real Asset Investment Trust No.3		7,668	—	(1,662)	—	—	6,006
JB Hwaseong-Hadong REITs No.53		4,983	—	(9)	—	—	4,974
KB Oaktree Trust No.3		8,668	304	916	—	—	9,888
Daehan No.36 Office Asset Management Company		22,482	(25,394)	2,912	—	—	—
Rhinos Premier Mezzanine Private Investment Fund No.1		3,056	(3,048)	(8)	—	—	—
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		62,769	(12,710)	2,738	—	—	52,797
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		41,434	(1,142)	(647)	—	—	39,645
SKS-Yozma Fund No.1		3,455	(2,931)	(524)	—	—	—

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
KB Distribution Private Real Estate 3-1	~~W~~	25,976	—	(1,897)	—	—	24,079
Pacific Private Investment Trust No.49-1		27,377	—	623	—	—	28,000
KIWOOM Real estate private placement fund for normal investors No. 31		8,558	(435)	(91)	—	—	8,032
RIFA Real estate private placement fund for normal investoes No. 51		5,731	(294)	(66)	—	—	5,371
Fivetree general private equity fund No.15		12,572	(12,572)	—	—	—	—
Shinhan-Kunicorn first Fund		9,626	—	(202)	—	—	9,424
Shinhan-Quantum Startup Fund		3,986	1,800	(121)	—	—	5,665
Shinhan Simone Fund I		4,837	(991)	(424)	—	—	3,422
Korea Investment develop seed Trust No.1		9,532	(939)	1,552	—	—	10,145
Tiger Green alpha Trust No.29		28,573	(664)	2,083	—	—	29,992
STIC ALT Global II Private Equity Fund		9,504	(217)	554	—	—	9,841
NH-Brain EV Fund		11,125	(12,999)	1,874	—	—	—
DDI LVC Master Real Estate Investment Trust Co., Ltd.		6,583	—	(783)	—	—	5,800
Leverent-Frontier 4th Venture PEF		3,294	—	(1,220)	—	—	2,074
Find-Green New Deal 2nd Equity Fund		4,465	—	(141)	—	—	4,324
ShinhanFitrin 1st Technology Business Investment Association		4,519	—	(287)	—	—	4,232
Koramco Private Real Estate Fund 143		6,667	—	2	—	—	6,669
Korea Investment Top Mezzanine Private Real Esate Trust No.1		10,016	(994)	854	—	—	9,876
LB YoungNam Logistics Private Trust No.40		9,782	(600)	443	—	—	9,625
Shinhan-Cognitive Start-up Fund L.P.		5,329	—	(1,120)	—	—	4,209
Cornerstone J&M Fund I		3,488	—	(74)	—	—	3,414
Logisvalley Shinhan REIT Co.,Ltd.		3,598	—	(209)	—	—	3,389
DA Value-Honest New Technology Investment Fund 1		4,099	(2,754)	(1,345)	—	—	—
Shinhan-Ji and Tec Smart Innovation Fund		9,977	2,535	492	—	—	13,004

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st	~~W~~	6,968	—	(210)	—	—	6,758
Korea Investment Green Newdeal Infra Trust No.1		10,257	5,962	(123)	—	—	16,096
BTS 2nd Private Equity Fund		6,342	3,796	21	—	—	10,159
NH-J&-IBKC Label Technology Fund		9,747	—	(101)	—	—	9,646
Hanyang Time Mezzanine Fund		3,012	(300)	(201)	—	—	2,511
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund		2,261	1,250	405	—	—	3,916
Shinhan-isquare Venture PEF 1		4,286	100	(149)	—	—	4,237
Aurum Goldrush ESG Private Fund No. 1		2,917	—	90	—	—	3,007
Capstone Develop Frontier Trust		7,547	(549)	1,051	—	—	8,049
Nextrade Co., Ltd.		9,700	—	—	—	—	9,700
SH 1.5years Maturity Investment Type Security Investment Trust No.2		4,835	(4,835)	—	—	—	—
Eventus-IBKC LIB Fund		6,632	(7,064)	432	—	—	—
IBKC-Behigh Fund 1st		3,219	—	(59)	—	—	3,160
ON No.1 Private Equity Fund		5,321	—	391	—	—	5,712
Digital New Deal Kappa Private Equity Fund		4,845	—	(98)	—	—	4,747
IBKCJS New Technology Fund No.1		6,130	(2,418)	(1,094)	—	—	2,618
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1		9,803	—	(157)	—	—	9,646
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18		12,013	(2,170)	1,481	—	—	11,324
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38		3,171	(61)	168	—	—	3,278
TogetherKorea Private Investment Trust No. 6		5,270	—	153	—	—	5,423
TogetherKorea Private Investment Trust No. 7		5,270	—	153	—	—	5,423
Kiwoom Core Industrial Technology Investment Fund No.3		4,180	—	39	—	—	4,219
Penture K-Content Investment Fund		5,622	6,000	(303)	—	—	11,319

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund	~~W~~	7,969	6,413	(914)	—	—	13,468
Hana Alternative Investment Kosmes PCBO General PEF No. 1		5,107	(526)	544	—	—	5,125
Shinhan-timefolio Bio Development Investment Fund		5,927	6,000	(220)	—	—	11,707
Shinhan M&A-ESG Fund		4,169	2,576	(291)	—	—	6,454
Shinhan SM Office Value Add – Outsource Management Real Estate Investment Co., Ltd. –		10,574	6,609	1,621	—	—	18,804
KDBC meta-enter New Technology investment fund		6,940	—	(143)	—	—	6,797
Shinhan Time Secondary Blind New Technology Investment Trust		4,754	—	(117)	—	—	4,637
Shinhan DS Secondary Investment Fund		7,477	(1,408)	(3,630)	—	—	2,439
Shinhan-openwater pre-IPO Investment Trust 1		4,973	—	693	—	—	5,666
Shinhan-CJ TechInnovation Fund 1st		2,364	2,400	(169)	—	—	4,595
Shinhan-Eco Venture Fund 2nd		3,610	450	(103)	—	—	3,957
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1		3,154	3,200	143	—	—	6,497
Hantoo Shinhan Lake K-beauty Technology Investment Trust		9,969	—	295	—	—	10,264
Shinhan HB Wellness 1st Investment Trust		4,992	—	334	—	—	5,326
Korea real Asset Fund No.3		9,315	7,865	(628)	—	—	16,552
PineStreet Global Corporate FoF XIII-2 (NC XI)		721	3,087	(65)	—	—	3,743
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518		23,131	(5,596)	(391)	—	—	17,144
Samsung-dunamu Innovative IT Technology Investment Trust No. 1		4,536	—	(786)	—	—	3,750
Time Robotics New Technology Investment Trust		3,966	(200)	12	—	—	3,778
Ascent-welcome Tehcnology Investment Trust No.2		8,771	—	(311)	—	—	8,460
Newmain I funds		1,991	—	7,373	—	—	9,364

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Igis General PE Real Estate Investment Trust 517-1	~~W~~	51,736	5,000	(1,834)	—	—	54,902
SH Ulmus M.P.E. Innovative Venture Fund 7		3,000	—	32	—	—	3,032
Consus Osansegyo No.2		8,104	—	(95)	—	—	8,009
Mastern General Private Real Estate Investment Trust No.189(Type 1 Beneficiary Securities)		7,822	(7,502)	(320)	—	—	—
Shinhan AIM Private Fund of Fund 9-B		24,018	9,751	2,972	—	—	36,741
Shinhan General Private Real Estate Investment Trust No.3		7,838	18,970	(102)	—	—	26,706
NH Absolute Project L General Private Investment Trust		4,893	(5,264)	371	—	—	—
Paros Kosdaq Venture General Private Investment Trust No. 5		5,994	—	596	—	—	6,590
Happy Pet Life Care New Technology Investment Association No.2		3,456	—	(457)	—	—	2,999
Shinhan-Soo Secondary Investment Association		5,249	12,250	(762)	—	—	16,737
TECHFIN RATINGS Co., Ltd.		—	27,000	(1,390)	—	—	25,610
SONGPA BIZ CLUSTER PFV CO LTD		—	13,700	(336)	—	—	13,364
Planeta PTE LTD		—	11,341	—	—	—	11,341
The E&Shinhan New Growth Up Fund		—	3,600	(82)	—	—	3,518
Shinhan-GB FutureFlow Fund L.P.		—	5,855	(352)	(353)	—	5,150
Credila Financial Services		—	250,270	4,017	8,829	—	263,116
Shinhan Market-Frontier Fund III		—	13,205	(414)	—	—	12,791
DB IPO HighYield Fund 1		—	4,000	278	—	—	4,278
Exponential SQUARE Private Investment Trust No.1		—	6,146	(938)	—	—	5,208
Fine North America Credit Private Mixed Asset Investment Trust 22		—	4,549	64	—	—	4,613
IGIS Private Real Estate Investment No.454		—	3,393	(25)	—	—	3,368
IGIS Private Real Estate Investment No.462		—	4,607	(174)	—	—	4,433
BNW Recharge Private Equity Fund		—	6,767	371	—	—	7,138

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
United Partners Realasset Fund No.14	~~W~~	—	10,000	(2)	—	—	9,998
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.12		—	17,929	48	—	—	17,977
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.13		—	11,996	39	—	—	12,035
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.14		—	13,953	(242)	—	—	13,711
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.15		—	13,955	(217)	—	—	13,738
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.16		—	13,837	(547)	—	—	13,290
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.17		—	5,270	108	—	—	5,378
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.18		—	10,530	395	—	—	10,925
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.19		—	5,270	(218)	—	—	5,052
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]		—	4,124	73	—	—	4,197
Others		210,518	(9,778)	(17,080)	—	—	183,660

	~~W~~	2,692,031	118,786	(23,822)	9,063	(43,078)	2,752,980

(*)	An impairment loss has been recognized due to accumulated unrealized losses since its initial acquisition.

(c)	The statement of financial information as of and for the years ended December 31, 2023 and 2024 are as follows:

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	2,937,652	2,675,629	49,330	(17,674)	54,555	36,881
Shinhan-Neoplux Energy Newbiz Fund		72,503	1,883	10,434	4,802	—	4,802
Shinhan-Albatross tech investment Fund		31,296	295	10,919	9,109	383	9,492
KCGI-SingA330-A Private Special Asset Investment Trust		19,299	1	1,579	1,578	—	1,578
VOGO Debt Strategy Qualified IV Private		32,674	15	4,003	1,987	—	1,987
Shinhan -Midas Dong-A Secondary Fund		8,603	—	—	(259)	—	(259)
ShinHan – Soo Young Entrepreneur Investment Fund No.1		20,511	252	5,702	5,467	—	5,467
Shinhan Praxis K-Growth Global Private Equity Fund		26,097	1	5	2	—	2
Kiwoom Milestone Professional Private Real Estate Trust 19		—	38,867	756	(311)	—	(311)
Shinhan Global Healthcare Fund 1		39	3,507	—	(1)	—	(1)
KB NA Hickory Private Special Asset Fund		64,327	70	4,636	(9,995)	—	(9,995)
Koramco Europe Core Private Placement Real Estate Fund No.2-2		44,606	1,899	1,255	(2,601)	—	(2,601)
KDBC-Midas Dong-A Global contents Fund		18,500	62	71	45	—	45
Shinhan-Nvestor Liquidity Solution Fund		24,720	289	173	(342)	—	(342)
Shinhan AIM FoF Fund 1-A		38,571	29	12,279	4,713	—	4,713
IGIS Global Credit Fund 150-1		17,155	12	2,224	1,586	—	1,586
Korea Omega Project Fund III		15,709	—	148	95	—	95
Genesis North America Power Company No.1 PEF		15,989	1,487	2,904	2,523	—	2,523
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		174,702	—	42,498	34,779	—	34,779
KOREA FINANCE SECURITY CO., LTD		36,392	14,629	48,995	(1,136)	—	(1,136)

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
MIEL CO., LTD.	~~W~~	422	565	36	—	—	—
AIP Transportation Specialized Privately Placed Fund Trust #1		130,174	373	4,237	(38,058)	—	(38,058)
Kiwoom-Shinhan Innovation Fund I		16,081	373	1,531	(325)	—	(325)
Midas Asset Global CRE Debt Private Fund No.6		138,202	1,352	18,827	15,828	—	15,828
Samchully Midstream Private Placement Special Asset Fund 5-4		77,296	28	15,914	4,186	—	4,186
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		36,283	10	5,351	5,130	—	5,130
NH-Amundi Global Infrastructure Trust 14		62,431	2	10,567	2,796	—	2,796
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		58,814	38	12,899	4,319	—	4,319
Milestone Private Real Estate Fund 3		54,945	—	5,117	(7,989)	—	(7,989)
Nomura-Rifa Private Real Estate Investment Trust 31		93,950	71,946	1,882	(192)	—	(192)
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		14,760	6	17,929	13,371	—	13,371
FuturePlay-Shinhan TechInnovation Fund 1		15,922	227	2,392	1,861	—	1,861
Stonebridge Corporate 1st Fund		9,390	—	1,262	1,179	—	1,179
Vogo Realty Partners Private Real Estate Fund V		49,968	86	4,879	1,179	—	1,179
Korea Credit Bureau		129,155	54,287	160,189	19,880	—	19,880
Goduck Gangil1 PFV Co., Ltd.		209,615	192,311	340,451	11,493	—	11,493
SBC PFV Co., Ltd.		472,860	309,802	—	(5,733)	—	(5,733)
NH-amundi global infra private fund 16		102,499	1,195	291	(10,397)	—	(10,397)
SH BNCT Professional Investment Type Private Special Asset Investment Trust		337,617	—	32,744	19,052	—	19,052
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		35,359	716	29,833	2,504	—	2,504

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Sparklabs-Shinhan Opportunity Fund 1	~~W~~	7,916	9	1,834	848	—	848
IGIS Real-estate Private Investment Trust No.33		91,806	54,428	15,927	2,642	—	2,642
Goduck Gangil10 PFV Co., Ltd.		129,399	103,864	158,905	9,272	—	9,272
Fidelis Global Private Real Estate Trust No.2		745	52	—	(9)	—	(9)
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		170,567	1,159	1,097	37	—	37
Shinhan Global Healthcare Fund 2		31	183	1	(2)	—	(2)
Shinhan AIM Real Estate Fund No.2		90,066	1,140	19,579	4,783	—	4,783
Shinhan AIM Real Estate Fund No.1		247,193	296	89,979	3,070	—	3,070
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		158,010	55	18,673	13,942	—	13,942
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		69,059	361	2,753	2,583	—	2,583
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		24,554	31	2,926	750	—	750
Korea Omega-Shinhan Project Fund I		23,261	—	3,356	3,216	—	3,216
Samsung SRA Real Estate Professional Private 45		128,943	3,215	13	(44)	—	(44)
IBK Global New Renewable Energy Special Asset Professional Private2		111,460	36	16,458	(9,724)	—	(9,724)
VS Cornerstone Fund		8,094	127	—	(133)	—	(133)
NH-Amundi US Infrastructure Private Fund2		114,783	45	60,166	8,411	—	8,411
SH Japan Photovoltaic Private Special Asset Investment Trust No.2		7,797	85	9,439	1,137	—	1,137
Kakao-Shinhan 1st TNYT Fund		40,992	134	77	(3,012)	—	(3,012)

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Pacific Private Placement Real Estate Fund No.40	~~W~~	145,871	98,869	4,152	3,031	—	3,031
Mastern Private Real Estate Loan Fund No.2		9,081	24	1,049	989	—	989
LB Scotland Amazon Fulfillment Center Fund 29		44,187	93	7,071	4,339	—	4,339
JR AMC Hungary Budapest Office Fund 16		40,697	1,742	8,394	3,081	—	3,081
EDNCENTRAL Co.,Ltd.		120,947	163,105	657	(18,592)	—	(18,592)
Future-Creation Neoplux Venture Capital Fund		20,097	3,601	6,093	(4,198)	—	(4,198)
Gyeonggi-Neoplux Superman Fund		24,409	1,174	2,874	(1,889)	—	(1,889)
NewWave 6th Fund		46,704	984	5,322	585	—	585
Neoplux No.3 Private Equity Fund		195,669	5,877	24,125	(14,695)	—	(14,695)
PCC Amberstone Private Equity Fund I		82,150	2,509	13,537	4,144	—	4,144
KIAMCO POWERLOAN TRUST 4TH		95,224	15	8,657	8,193	—	8,193
Mastern Opportunity Seeking Real Estate Fund II		59,113	—	11,061	11,043	—	11,043
Neoplux Market-Frontier Secondary Fund		53,425	597	17,711	708	—	708
Harvest Private Equity Fund II		13,718	217	119	(613)	—	(613)
Synergy Green New Deal 1st New Technology Business Investment Fund		36,618	—	764	(610)	—	(610)
KIAMCO Vietnam Solar Special Asset Private Investment Trust		13,693	21	2,644	658	—	658
SHINHAN-NEO Core Industrial Technology Fund		27,494	123	8,970	8,456	—	8,456
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		77,888	34	3,376	2,913	—	2,913
SIMONE Mezzanine Fund No.3		4,179	3	2,625	521	—	521
Eum Private Equity Fund No.7		43,658	6	632	(19)	—	(19)
Kiwoom Hero No.4 Private Equity Fund		16,580	228	356	(356)	—	(356)
Vogo Canister Professional Trust Private Fund I		249,535	124,697	19,630	7,122	—	7,122

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Timefolio The Venture-V second	~~W~~	28,125	135	8,764	8,226	—	8,226
Shinhan Smilegate Global PEF I		30,053	3,305	14	(477)	—	(477)
Genesis Eco No.1 PEF		38,676	—	1	(686)	—	(686)
SHINHAN-NEO Market-Frontier 2nd Fund		78,108	1,596	4,660	(14,099)	—	(14,099)
NH-Synergy Core Industrial New Technology Fund		17,437	—	1,813	168	—	168
J& Moorim Jade Investment Fund		19,829	57	1,054	1,097	—	1,097
Helios-KDBC Digital Contents 1st		9,785	85	19	1,535	—	1,535
Ulmus SHC innovation investment fund		23,060	—	2,967	2,734	—	2,734
T Core Industrial Technology 1st Venture PEF		13,541	22	216	(874)	—	(874)
Fine Value POST IPO No.5 Private Equity Fund		9,441	26	3,921	3,740	—	3,740
TI First Property Private Investment Trust 1		7,773	17	1,353	445	—	445
MPLUS Professional Private Real Estate Fund 25		11,946	6,286	—	(4,495)	—	(4,495)
IBKC Global Contents Investment Fund		19,634	359	1,127	611	—	611
Hanyang-Meritz 1 Fund		13,202	—	1,093	903	—	903
Kiwoom-Shinhan Innovation Fund 2		21,555	170	5,952	5,431	—	5,431
ETRI Holdings-Shinhan 1st Unicorn Fund		6,590	—	6	(199)	—	(199)
SJ ESG Innovative Growth Fund		14,693	—	127	4	—	4
AVES 1st Corporate Recovery Private Equity Fund		6,331	72	—	(380)	—	(380)
JS Shinhan Private Equity Fund		123,099	—	8	(1,470)	—	(1,470)
Daishin Newgen New Technology Investment Fund 1st		12,044	25	907	747	—	747
META ESG Private Equity Fund I		21,063	—	31	(314)	—	(314)
PHAROS DK FUND		10,179	21	838	165	—	165
Shinhan VC tomorrow venture fund 1		114,834	730	3,462	147	—	147
H-IOTA Fund		38,721	338	966	564	—	564
Stonebridge-Shinhan Unicorn Secondary Fund		28,551	—	3	(6,069)	—	(6,069)
Tres-Yujin Trust		20,820	102	712	710	—	710

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Shinhan-Time mezzanine blind Fund	~~W~~	28,243	—	2,237	1,617	—	1,617
Capstone REITs No.26		46,661	35,161	9,371	4,395	—	4,395
JB Incheon-Bucheon REITS No.54		12,667	5	—	(27)	—	(27)
Hankook Smart Real Asset Investment Trust No.3		23,032	26	2,052	2,026	—	2,026
JB Hwaseong-Hadong REITs No.53		16,065	5	1	(27)	—	(27)
KB Oaktree Trust No.3		26,012	8	6,097	2,502	—	2,502
Daehan No.36 Office Asset Management Company		153,846	107,055	6,232	882	—	882
Rhinos Premier Mezzanine Private Investment Fund No.1		10,965	20	98	83	—	83
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		211,192	59	11,320	6,949	—	6,949
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		166,822	84	8,934	3,328	—	3,328
SKS-Yozma Fund No.1		12,315	740	4,529	3,337	—	3,337
KB Distribution Private Real Estate 3-1		69,558	289	67	42	—	42
Pacific Private Investment Trust No.49-1		40,024	5,491	—	(437)	—	(437)
KIWOOM Real estate private placement fund for normal investors No. 31		14,278	14	—	(16)	—	(16)
RIFA Real estate private placement fund for normal investoes No. 51		14,358	29	1	(16)	—	(16)
Fivetree general private equity fund No.15		25,184	29	817	788	—	788
Shinhan-Kunicorn first Fund		25,126	—	9	(534)	—	(534)
Shinhan-Quantum Startup Fund		8,105	—	40	(270)	—	(270)
Shinhan Simone Fund I		12,582	4	311	107	—	107
Korea Investment develop seed Trust No.1		24,168	338	582	478	—	478
Tiger Green alpha Trust No.29		30,054	51	2,634	2,473	—	2,473
STIC ALT Global II Private Equity Fund		43,848	130	5	(630)	—	(630)

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
NH-Brain EV Fund	~~W~~	44,499	—	4	(1,868)	—	(1,868)
DDI LVC Master Real Estate Investment Trust Co., Ltd.		43,817	8	—	(1,809)	—	(1,809)
Leverent-Frontier 4th Venture PEF		13,792	—	1,530	1,380	—	1,380
Find-Green New Deal 2nd Equity Fund		19,779	—	2	(190)	—	(190)
ShinhanFitrin 1st Technology Business Investment Association		28,025	73	3,160	2,758	—	2,758
Koramco Private Real Estate Fund 143		22,026	23	11	2	—	2
Korea Investment Top Mezzanine Private Real Esate Trust No.1		45,815	740	5,900	5,849	—	5,849
LB YoungNam Logistics Private Trust No.40		39,139	10	2,561	2,538	—	2,538
Shinhan-Cognitive Start-up Fund L.P.		16,518	254	2,557	2,197	—	2,197
Cornerstone J&M Fund I		13,129	47	3	(274)	—	(274)
Logisvalley Shinhan REIT Co.,Ltd.		78,925	56,307	4,840	(1,017)	—	(1,017)
DA Value-Honest New Technology Investment Fund 1		17,329	—	10,911	10,910	—	10,910
Shinhan-Ji and Tec Smart Innovation Fund		19,954	—	21	(820)	—	(820)
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st		14,318	382	6	(416)	—	(416)
Korea Investment Green Newdeal Infra Trust No.1		36,689	21	52	21	—	21
BTS 2nd Private Equity Fund		25,136	742	101	(1,116)	—	(1,116)
Shinhan Global Active REIT Co. Ltd.		191,211	97,944	—	(766)	—	(766)
NH-J&-IBKC Label Technology Fund		35,347	294	13	(428)	—	(428)
Hanyang Time Mezzanine Fund		10,543	—	127	43	—	43
Shinhan-isquare Venture PEF 1		10,741	25	3	(528)	—	(528)
Capstone Develop Frontier Trust		35,305	83	5,942	5,859	—	5,859
Nextrade Co., Ltd.		140,424	19,174	6,626	(8,432)	—	(8,432)

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
SH 1.5years Maturity Investment Type Security Investment Trust No.2	~~W~~	17,814	1,200	908	798	—	798
Eventus-IBKC LIB Fund		30,326	8	3,215	2,729	—	2,729
IBKC-Behigh Fund 1st		10,829	—	31	(165)	—	(165)
ON No.1 Private Equity Fund		18,625	—	125	(144)	—	(144)
Digital New Deal Kappa Private Equity Fund		19,576	—	1	(408)	—	(408)
IBKCJS New Technology Fund No.1		20,842	—	4,123	3,842	—	3,842
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1		47,055	—	3	(945)	—	(945)
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18		42,082	35	5,917	3,496	—	3,496
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38		4,248	19	247	228	—	228
TogetherKorea Private Investment Trust No. 6		5,273	1	223	218	—	218
TogetherKorea Private Investment Trust No. 7		5,273	1	223	218	—	218
Kiwoom Core Industrial Technology Investment Fund No.3		12,058	29	592	518	—	518
Penture K-Content Investment Fund		25,938	338	196	(1,721)	—	(1,721)
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund		26,684	121	785	438	—	438
Hana Alternative Investment Kosmes PCBO General PEF No. 1		13,806	15	1,007	992	—	992
Shinhan-timefolio Bio Development Investment Fund		12,420	170	23	(150)	—	(150)
Shinhan M&A-ESG Fund		18,154	285	31	(791)	—	(791)
Shinhan SM Office Value Add – Outsource Management Real Estate Investment Co., Ltd. –		37,231	41	3,710	3,548	—	3,548

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
KDBC meta-enter New Technology investment fund	~~W~~	24,889	2	—	(215)	—	(215)
Shinhan Time Secondary Blind New Technology Investment Trust		10,009	—	50	9	—	9
Shinhan DS Secondary Investment Fund		18,709	15	14,179	14,156	—	14,156
Shinhan-openwater pre-IPO Investment Trust 1		9,947	—	2	(55)	—	(55)
Shinhan-Eco Venture Fund 2nd		9,067	42	1	(100)	—	(100)
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1		7,885	—	65	(115)	—	(115)
Hantoo Shinhan Lake K-beauty Technology Investment Trust		43,417	—	1	(133)	—	(133)
Shinhan HB Wellness 1st Investment Trust		10,285	—	17	(17)	—	(17)
Korea real Asset Fund No.3		32,625	20	170	(193)	—	(193)
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518		278,662	205,204	3,943	(650)	—	(650)
Samsung-dunamu Innovative IT Technology Investment Trust No. 1		20,175	444	2,875	2,331	—	2,331
Time Robotics New Technology Investment Trust		13,284	—	—	(114)	—	(114)
Ascent-welcome Tehcnology Investment Trust No.2		31,722	—	2	(828)	—	(828)
Igis General PE Real Estate Investment Trust 517-1		54,015	289	—	(274)	—	(274)
Consus Osansegyo No.2		16,209	—	24	22	—	22
Mastern General Private Real Estate Investment Trust No.189(Type 1 Beneficiary Securities)		123,657	99,729	1,285	(2,073)	—	(2,073)
Shinhan AIM Private Fund of Fund 9-B		96,124	51	9,992	3,928	—	3,928
Shinhan General Private Real Estate Investment Trust No.3		38,175	410	591	564	—	564
NH Absolute Project L General Private Investment Trust		18,863	65	7	1,556	—	1,556

	2023
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Paros Kosdaq Venture General Private Investment Trust No. 5	~~W~~	8,998	3	5	(9)	—	(9)
Happy Pet Life Care New Technology Investment Association No.2		11,868	347	1,868	1,520	—	1,520
Shinhan-Soo Secondary Investment Association		6,764	—	—	(1)	—	(1)

(*)	Excluded the financial information of associates that are not subject to equity method due to disposal or of which the financial information is not available as of end of the year.

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	2,714,143	2,471,042	57,764	(22,798)	3,917	(18,881)
Shinhan-Neoplux Energy Newbiz Fund		52,550	6,398	26,255	1,591	—	1,591
Shinhan-Albatross tech investment Fund		17,575	229	17,168	(1,666)	—	(1,666)
VOGO Debt Strategy Qualified IV Private		18,573	8	5,810	3,229	—	3,229
Shinhan-Midas Donga Secondary Fund		6,304	—	868	(797)	—	(797)
ShinHan – Soo Young Entrepreneur Investment Fund No.1		14,244	157	30,591	17,828	—	17,828
Shinhan Praxis K-Growth Global Private Equity Fund		26,087	6	18	(14)	—	(14)
Kiwoom Milestone Professional Private Real Estate Trust 19		—	39,013	6,701	3,188	—	3,188
Shinhan Global Healthcare Fund 1		39	4,925	—	(1)	—	(1)
KB NA Hickory Private Special Asset Fund		51,721	5,072	15,337	(1,158)	—	(1,158)
Koramco Europe Core Private Placement Real Estate Fund No.2-2		17,260	1,779	(1,381)	(10,599)	—	(10,599)
KDBC-Midas Dong-A Global contents Fund		11,416	62	4	(7,080)	—	(7,080)
Shinhan-Nvestor Liquidity Solution Fund		20,841	270	2,354	1,236	—	1,236
Shinhan AIM FoF Fund 1-A		39,244	30	12,872	5,353	—	5,353
IGIS Global Credit Fund 150-1		19,966	12	5,917	5,008	—	5,008
Genesis North America Power Company No.1 PEF		15,514	—	7,299	7,018	—	7,018
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		40,375	81	28,764	28,406	—	28,406
KOREA FINANCE SECURITY CO., LTD		36,984	13,230	46,929	1,991	—	1,991
MIEL CO.,LTD.		423	565	—	—	—	—
AIP Transportation Specialized Privately Placed Fund Trust #1		165,492	885	(88,843)	(152,566)	—	(152,566)

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Kiwoom-Shinhan Innovation Fund I	~~W~~	16,166	209	469	253	—	253
Samchully Midstream Private Placement Special Asset Fund 5-4		94,792	30	22,021	9,371	—	9,371
MK Ventures-K Clavis Growth Capital Venture Fund 1 (*1)		10	—	151	146	—	146
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		59,045	23	11,969	2,925	—	2,925
Milestone Private Real Estate Fund 3		59,637	—	1,297	(10,711)	—	(10,711)
Nomura-Rifa Private Real Estate Investment Trust 31		92,219	71,961	43,830	32,959	—	32,959
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		11,845	6	1,183	1,265	—	1,265
FuturePlay-Shinhan TechInnovation Fund 1		11,855	285	2,219	(1,648)	—	(1,648)
Stonebridge Corporate 1st Fund		9,016	1	—	(373)	—	(373)
Vogo Realty Partners Private Real Estate Fund V		49,374	96	5,403	(6,973)	—	(6,973)
Korea Credit Bureau		153,079	68,920	172,186	9,791	—	9,791
Goduck Gangil1 PFV Co., Ltd.		9,794	542	85,798	6,326	—	6,326
SBC PFV Co., Ltd.		1,315,956	1,125,532	4	(7,622)	—	(7,622)
NH-amundi global infra private fund 16		72,552	6,617	84,498	38,998	—	38,998
SH BNCT Professional Investment Type Private Special Asset Investment Trust		311,321	—	3,086	17,396	—	17,396
Sparklabs-Shinhan Opportunity Fund 1		5,505	—	25	(2,405)	—	(2,405)
IGIS Real-estate Private Investment Trust No.33		93,113	54,852	5,709	2,863	—	2,863
Goduck Gangil10 PFV Co., Ltd.		31,122	144	59,353	6,350	—	6,350
Fidelis Global Private Real Estate Trust No.2		748	57	(1)	(2)	—	(2)
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		145,170	59,302	(7,077)	(10,179)	—	(10,179)
Shinhan Healthcare Fund 2		31	183	1	—	—	—

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Shinhan AIM Real Estate Fund No.2	~~W~~	6,641	1,461	123,427	(89,613)	—	(89,613)
Shinhan AIM Real Estate Fund No.1		14,604	877	164,469	(245,607)	—	(245,607)
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		179,396	52	22,204	25,277	—	25,277
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		75,611	426	11,878	6,489	—	6,489
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		22,106	29	2,581	2,283	—	2,283
Korea Omega-Shinhan Project Fund I		38,945	—	19,657	19,599	—	19,599
Samsung SRA Real Estate Professional Private 45		139,222	18,119	(11,232)	(11,358)	—	(11,358)
IBK Global New Renewable Energy Special Asset Professional Private2		114,189	—	(4,160)	(32,244)	—	(32,244)
VS Cornerstone Fund		8,085	254	—	(134)	—	(134)
NH-Amundi US Infrastructure Private Fund2		2,100	1	107	6,423	—	6,423
Kakao-Shinhan 1st TNYT Fund		48,793	96	12,387	7,840	—	7,840
Pacific Private Placement Real Estate Fund No.40		145,794	98,798	4,270	3,022	—	3,022
Mastern Private Real Estate Loan Fund No.2		3,977	14	627	590	—	590
LB Scotland Amazon Fulfillment Center Fund 29		29,223	227	3,917	(16,566)	—	(16,566)
JR AMC Hungary Budapest Office Fund 16		42,031	1,543	858	858	—	858
EDNCENTRAL Co.,Ltd.		122,357	200,291	(35,285)	(70,591)	—	(70,591)
Gyeonggi-Neoplux Superman Fund		20,711	1,697	716	(4,218)	—	(4,218)
NewWave 6th Fund		36,572	878	9,185	(5,276)	—	(5,276)

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Neoplux No.3 Private Equity Fund	~~W~~	129,055	7,532	1,307	(64,247)	—	(64,247)
PCC Amberstone Private Equity Fund I		67,099	—	17,359	12,898	—	12,898
KIAMCO POWERLOAN TRUST 4TH		102,831	13	8,143	12,529	—	12,529
Mastern Opportunity Seeking Real Estate Fund II		25,087	1,362	12,764	(13,478)	—	(13,478)
Neoplux Market-Frontier Secondary Fund		41,423	2	13,712	8,889	—	8,889
Synergy Green New Deal 1st New Technology Business Investment Fund		38,542	—	2,578	2,180	—	2,180
KIAMCO Vietnam Solar Special Asset Private Investment Trust		14,267	62	4,527	1,697	—	1,697
SHINHAN-NEO Core Industrial Technology Fund		16,704	400	21,363	7,522	—	7,522
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		72,396	31	3,173	2,973	—	2,973
Eum Private Equity Fund No.7		43,608	4	2,427	1,857	—	1,857
Kiwoom Hero No.4 Private Equity Fund		19,934	—	3,624	4,042	—	4,042
AJ-KOSNET Semicon One Venture Fund		14,576	122	1,827	1,613	—	1,613
Timefolio The Venture-V second		6,589	3	2,744	31	—	31
Shinhan Smilegate Global PEF I		27,798	475	(18,714)	(19,824)	—	(19,824)
Genesis Eco No.1 PEF		38,654	469	—	(490)	—	(490)
SHINHAN-NEO Market-Frontier 2nd Fund		65,802	1,402	11,931	691	—	691
J& Moorim Jade Investment Fund		21,508	—	1,862	1,740	—	1,740
Ulmus SHC innovation investment fund		17,910	—	207	(366)	—	(366)
T Core Industrial Technology 1st Venture PEF		9,541	23	206	(2,800)	—	(2,800)
TI First Property Private Investment Trust 1		7,776	21	4,139	507	—	507

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Kiwoom-Shinhan Innovation Fund 2	~~W~~	23,991	129	429	(200)	—	(200)
ETRI Holdings-Shinhan 1st Unicorn Fund		9,391	—	7	(197)	—	(197)
SJ ESG Innovative Growth Fund		10,941	39	1	(3,791)	—	(3,791)
AVES 1st Corporate Recovery Private Equity Fund		6,131	194	—	(321)	—	(321)
Reverent-Shinhan Vista Fund		25,415	—	6,002	5,629	—	5,629
JS Shinhan Private Equity Fund		165,748	1	(39,164)	(40,720)	—	(40,720)
META ESG Private Equity Fund I		20,742	—	23	(321)	—	(321)
Shinhan VC tomorrow venture fund 1		180,741	2,474	19,038	(467)	—	(467)
H-IOTA Fund		38,306	517	10,346	10,044	—	10,044
Stonebridge-Shinhan Unicorn Secondary Fund		52,230	—	71	(6)	—	(6)
Tres-Yujin Trust		26,264	202	5,347	5,344	—	5,344
Shinhan-Time mezzanine blind Fund		32,851	—	4,901	4,613	—	4,613
Capstone REITs No.26		51,536	40,798	914	(761)	—	(761)
JB Incheon-Bucheon REITS No.54		12,639	5	—	(29)	—	(29)
Hankook Smart Real Asset Investment Trust No.3		18,083	66	—	(4,986)	—	(4,986)
JB Hwaseong-Hadong REITs No.53		16,034	5	—	(29)	—	(29)
KB Oaktree Trust No.3		29,674	9	7,074	2,749	—	2,749
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		177,733	143	12,600	9,210	—	9,210
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		159,621	83	6,948	(2,604)	—	(2,604)
KB Distribution Private Real Estate 3-1		64,261	50	5,118	5,118	—	5,118
Pacific Private Investment Trust No.49-1		40,988	5,671	(1,819)	(2,852)	—	(2,852)
KIWOOM Real estate private placement fund for normal investors No. 31		13,403	17	1,669	1,604	—	1,604

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
RIFA Real estate private placement fund for normal investoes No. 51	~~W~~	13,461	33	153	140	—	140
Shinhan-Kunicorn first Fund		24,603	7	7	(527)	—	(527)
Shinhan-Quantum Startup Fund		11,519	—	61	(246)	—	(246)
Shinhan Simone Fund I		8,901	3	206	(1,098)	—	(1,098)
Korea Investment develop seed Trust No.1		25,407	45	3,987	3,881	—	3,881
Tiger Green alpha Trust No.29		31,545	53	2,345	2,187	—	2,187
STIC ALT Global II Private Equity Fund		45,398	129	3,073	2,548	—	2,548
DDI LVC Master Real Estate Investment Trust Co., Ltd.		38,594	8	(60)	(5,340)	—	(5,340)
Leverent-Frontier 4th Venture PEF		8,758	75	—	(5,109)	—	(5,109)
Find-Green New Deal 2nd Equity Fund		19,201	47	28	(625)	—	(625)
ShinhanFitrin 1st Technology Business Investment Association		26,243	68	2,869	2,445	—	2,445
Koramco Private Real Estate Fund 143		22,055	44	15	7	—	7
Korea Investment Top Mezzanine Private Real Esate Trust No.1		44,605	165	3,876	3,845	—	3,845
LB YoungNam Logistics Private Trust No.40		38,510	10	1,794	1,771	—	1,771
Shinhan-Cognitive Start-up Fund L.P.		12,844	—	4,046	2,657	—	2,657
Cornerstone J&M Fund I		12,849	47	1	(278)	—	(278)
Logisvalley Shinhan REIT Co.,Ltd.		78,877	55,563	3,872	(1,031)	—	(1,031)
Shinhan-Ji and Tec Smart Innovation Fund		26,008	—	1,395	984	—	984
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st		13,899	383	8	(420)	—	(420)
Korea Investment Green Newdeal Infra Trust No.1		57,567	25	—	(441)	—	(441)
BTS 2nd Private Equity Fund		39,434	359	527	81	—	81

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
NH-J&-IBKC Label Technology Fund	~~W~~	35,111	425	6	(363)	—	(363)
Hanyang Time Mezzanine Fund		8,790	—	270	(703)	—	(703)
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund		7,831	—	815	810	—	810
Shinhan-isquare Venture PEF 1		10,655	63	—	(372)	—	(372)
Aurum Goldrush ESG Private Fund No. 1		10,629	16	332	316	—	316
Capstone Develop Frontier Trust		37,644	81	4,987	4,906	—	4,906
Nextrade Co., Ltd.		123,829	2,579	(12,517)	(34,855)	—	(34,855)
IBKC-Behigh Fund 1st		10,629	—	26	(198)	—	(198)
ON No.1 Private Equity Fund		19,991	—	1,628	1,369	—	1,369
Digital New Deal Kappa Private Equity Fund		19,178	—	—	(396)	—	(396)
IBKCJS New Technology Fund No.1		8,901	—	2,523	(3,720)	—	(3,720)
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1		46,301	—	9	(753)	—	(753)
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18		39,658	24	9,617	5,184	—	5,184
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38		4,390	19	244	224	—	224
TogetherKorea Private Investment Trust No. 6		5,425	1	150	147	—	147
TogetherKorea Private Investment Trust No. 7		5,425	1	150	147	—	147
Kiwoom Core Industrial Technology Investment Fund No.3		12,139	—	239	112	—	112
Penture K-Content Investment Fund		57,553	337	505	(1,532)	—	(1,532)
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund		45,013	119	43	(3,047)	—	(3,047)
Hana Alternative Investment Kosmes PCBO General PEF No. 1		13,852	15	1,524	1,469	—	1,469

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Shinhan-timefolio Bio Development Investment Fund	~~W~~	24,659	464	32	(458)	—	(458)
Shinhan M&A-ESG Fund		27,661	1	137	(1,245)	—	(1,245)
Shinhan SM Office Value Add – Outsource Management Real Estate Investment Co., Ltd. –		103,444	37,314	21,731	5,701	—	5,701
KDBC meta-enter New Technology investment fund		24,375	2	1	(513)	—	(513)
Shinhan Time Secondary Blind New Technology Investment Trust		9,762	—	133	(246)	—	(246)
Shinhan DS Secondary Investment Fund		5,047	152	(653)	(9,219)	—	(9,219)
Shinhan-openwater pre-IPO Investment Trust 1		11,337	5	1,873	1,386	—	1,386
Shinhan-CJ TechInnovation Fund 1st		11,488	—	66	(422)	—	(422)
Shinhan-Eco Venture Fund 2nd		9,935	42	—	(257)	—	(257)
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1		16,243	—	835	358	—	358
Hantoo Shinhan Lake K-beauty Technology Investment Trust		44,701	—	1,878	1,284	—	1,284
Shinhan HB Wellness 1st Investment Trust		10,971	—	808	688	—	688
Korea real Asset Fund No.3		58,401	468	—	(2,198)	—	(2,198)
PineStreet Global Corporate FoF XIII-2 (NC XI)		3,748	5	173	(47)	—	(47)
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518		271,916	206,529	16,409	(614)	—	(614)
Samsung-dunamu Innovative IT Technology Investment Trust No. 1		16,313	—	11	(3,419)	—	(3,419)
Time Robotics New Technology Investment Trust		12,651	—	240	40	—	40
Ascent-welcome Tehcnology Investment Trust No.2		30,597	—	16	(1,125)	—	(1,125)
Newmain I funds		25,757	3	25,313	20,278	—	20,278
Igis General PE Real Estate Investment Trust 517-1		57,074	346	11	(1,983)	—	(1,983)

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
SH Ulmus M.P.E. Innovative Venture Fund 7	~~W~~	10,612	—	250	112	—	112
Consus Osansegyo No.2		16,024	6	284	282	—	282
Shinhan AIM Private Fund of Fund 9-B		147,033	70	25,619	11,888	—	11,888
Shinhan General Private Real Estate Investment Trust No.3		130,731	2,057	5,557	(491)	—	(491)
Paros Kosdaq Venture General Private Investment Trust No. 5		23,074	—	916	2,087	—	2,087
Happy Pet Life Care New Technology Investment Association No.2		9,997	—	—	(1,523)	—	(1,523)
Shinhan-Soo Secondary Investment Association		21,567	—	77	(982)	—	(982)
TECHFIN RATINGS Co., Ltd.		32,223	4,000	170	(3,089)	—	(3,089)
SONGPA BIZ CLUSTER PFV CO LTD		909,499	860,724	—	(1,225)	—	(1,225)
Planeta PTE LTD		36,088	2,061	1,677	3,354	—	3,354
The E&Shinhan New Growth Up Fund		7,035	—	16	(163)	—	(163)
Shinhan-GB FutureFlow Fund L.P.		8,951	99	(98)	(801)	—	(801)
Credila Financial Services		6,597,497	5,362,148	188,931	36,768	—	36,768
Shinhan Market-Frontier Fund III		29,058	—	89	(940)	—	(940)
DB IPO HighYield Fund 1		14,974	—	970	846	—	846
Exponential SQUARE Private Investment Trust No.1		10,233	18	3,365	220	—	220
Fine North America Credit Private Mixed Asset Investment Trust 22		8,610	769	1,062	401	—	401
IGIS Private Real Estate Investment No.454		14,022	12	95	81	—	81
IGIS Private Real Estate Investment No.462		6,445	39	223	176	—	176
BNW Recharge Private Equity Fund		33,918	133	2,050	1,755	—	1,755
United Partners Realasset Fund No.14		30,026	32	206	(6)	—	(6)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.12		1,758,651	1,399,238	78,021	30,627	—	30,627

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.13	~~W~~	1,186,406	945,673	50,564	19,152	—	19,152
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.14		1,086,016	811,622	37,721	19,563	—	19,563
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.15		1,085,298	810,379	36,610	18,667	—	18,667
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.16		1,084,569	818,607	42,410	24,595	—	24,595
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.17		525,649	418,113	2,206	(155)	—	(155)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.18		1,045,465	826,940	(1,922)	(4,905)	—	(4,905)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.19		523,914	422,896	5,962	5,122	—	5,122
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]		18,870	109	7,131	3,895	—	3,895

(*)	Excluded the financial information of associates that are not subject to equity method due to disposal or of which the financial information is not available as of end of the year.

(d)	Reconciliation of the financial information to the carrying amount of its interests in the associates as of December 31, 2023 and 2024 are as follows:

	2023
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
BNP Paribas Cardif Life Insurance	~~W~~	262,022	14.99	39,277	(5)	—	39,272
Shinhan-Neoplux Energy Newbiz Fund		70,619	31.66	22,358	—	—	22,358
Shinhan-Albatross tech investment Fund		31,000	50.00	15,499	—	—	15,499
KCGI-SingA330-A Private Special Asset Investment Trust		19,297	23.89	4,609	—	—	4,609
VOGO Debt Strategy Qualified IV Private		32,658	20.00	6,532	—	—	6,532
Shinhan -Midas Dong-A Secondary Fund		8,602	50.00	4,301	—	—	4,301
ShinHan – Soo Young Entrepreneur Investment Fund No.1		20,258	24.00	4,862	—	—	4,862
Shinhan Praxis K-Growth Global Private Equity Fund		26,095	14.15	3,692	—	—	3,692
Kiwoom Milestone Professional Private Real Estate Trust 19 (*2)		(38,868)	50.00	(19,434)	—	19,434	—
Shinhan Global Healthcare Fund 1 (*2)		(3,469)	4.41	(153)	—	153	—
KB NA Hickory Private Special Asset Fund		64,256	37.50	24,096	—	—	24,096
Koramco Europe Core Private Placement Real Estate Fund No.2-2		42,706	44.02	18,799	—	—	18,799
KDBC-Midas Dong-A Global contents Fund		18,437	23.26	4,288	—	—	4,288
Shinhan-Nvestor Liquidity Solution Fund		24,430	24.92	6,088	—	—	6,088
Shinhan AIM FoF Fund 1-A		38,541	25.00	9,635	—	—	9,635
IGIS Global Credit Fund 150-1		17,142	25.00	4,286	—	—	4,286
Korea Omega Project Fund III		15,708	23.53	3,696	—	—	3,696
Genesis North America Power Company No.1 PEF		14,501	43.84	6,358	—	—	6,358
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		174,701	23.33	40,764	—	—	40,764
KOREA FINANCE SECURITY CO., LTD		21,762	14.91	3,245	—	—	3,245
MIEL CO.,LTD. (*2)		(144)	28.77	(41)	—	41	—
AIP Transportation Specialized Privately Placed Fund Trust #1		129,800	35.73	46,372	—	—	46,372
Kiwoom-Shinhan Innovation Fund I		15,707	50.00	7,854	—	—	7,854
Midas Asset Global CRE Debt Private Fund No.6		136,849	40.10	54,881	—	—	54,881
Samchully Midstream Private Placement Special Asset Fund 5-4		77,267	42.92	33,163	—	—	33,163
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		36,272	20.00	7,254	—	—	7,254
NH-Amundi Global Infrastructure Trust 14		62,428	30.00	18,728	—	—	18,728

	2023
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37	~~W~~	58,775	60.00	35,265	—	—	35,265
Milestone Private Real Estate Fund 3		54,944	32.06	17,615	—	—	17,615
Nomura-Rifa Private Real Estate Investment Trust 31		22,003	31.31	6,889	—	—	6,889
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		14,753	21.27	3,138	—	—	3,138
FuturePlay-Shinhan Tech Innovation Fund 1		15,694	50.00	7,847	—	—	7,847
Stonebridge Corporate 1 st Fund		9,389	44.12	4,142	—	—	4,142
Vogo Realty Partners Private Real Estate Fund V		49,881	21.64	10,792	—	—	10,792
Korea Credit Bureau		74,867	9.00	6,738	—	—	6,738
Goduck Gangil1 PFV Co., Ltd.		17,303	1.04	180	—	—	180
SBC PFV Co., Ltd. (*3)		163,057	25.00	40,764	—	(9,990)	30,774
NH-amundi global infra private fund 16		101,303	50.00	50,652	—	—	50,652
SH BNCT Professional Investment Type Private Special Asset Investment Trust		337,616	72.50	244,772	—	—	244,772
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		34,642	52.28	18,110	—	—	18,110
Sparklabs-Shinhan Opportunity Fund 1		7,906	49.50	3,914	—	—	3,914
IGIS Real-estate Private Investment Trust No.33		37,377	40.86	15,271	—	—	15,271
Goduck Gangil10 PFV Co., Ltd.		25,534	19.90	5,081	—	—	5,081
Fidelis Global Private Real Estate Trust No.2		692	79.63	551	—	—	551
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		169,407	28.70	48,619	—	—	48,619
Shinhan Healthcare Fund 2 (*2)		(153)	13.68	(21)	—	21	—
Shinhan AIM Real Estate Fund No.2		88,925	30.00	26,678	—	—	26,678
Shinhan AIM Real Estate Fund No.1		246,896	21.01	51,873	—	—	51,873
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		157,954	22.02	34,781	—	—	34,781
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		68,697	29.19	20,053	—	—	20,053
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		24,522	71.43	17,516	—	—	17,516
Korea Omega-Shinhan Project Fund I		23,260	50.00	11,630	—	—	11,630
Samsung SRA Real Estate Professional Private 45		125,727	25.00	31,432	—	—	31,432

	2023
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
IBK Global New Renewable Energy Special Asset Professional Private2	~~W~~	111,423	28.98	32,296	—	—	32,296
VS Cornerstone Fund		7,966	41.18	3,280	—	—	3,280
NH-Amundi US Infrastructure Private Fund2		114,737	25.91	29,725	—	—	29,725
SH Japan Photovoltaic Private Special Asset Investment Trust No.2		7,711	30.00	2,313	—	—	2,313
Kakao-Shinhan 1 st TNYT Fund		40,857	48.62	19,866	—	—	19,866
Pacific Private Placement Real Estate Fund No.40		47,001	24.73	11,624	—	—	11,624
Mastern Private Real Estate Loan Fund No.2		9,056	33.57	3,040	—	—	3,040
LB Scotland Amazon Fulfillment Center Fund 29		44,093	70.14	30,928	—	—	30,928
JR AMC Hungary Budapest Office Fund 16		38,954	32.57	12,687	—	—	12,687
EDNCENTRAL Co., Ltd. (*2)		(42,159)	13.47	(5,677)	—	5,677	—
Future-Creation Neoplux Venture Capital Fund		16,495	16.25	2,680	—	—	2,680
Gyeonggi-Neoplux Superman Fund		23,234	21.76	5,056	—	—	5,056
NewWave 6 th Fund		45,719	30.00	13,716	—	—	13,716
Neoplux No.3 Private Equity Fund		189,791	10.00	18,979	—	—	18,979
PCC Amberstone Private Equity Fund I		79,640	21.67	17,258	—	—	17,258
KIAMCO POWERLOAN TRUST 4 th		95,208	47.37	45,099	—	—	45,099
Mastern Opportunity Seeking Real Estate Fund II		59,112	22.22	13,135	—	—	13,135
Neoplux Market-Frontier Secondary Fund		52,827	19.74	10,427	—	—	10,427
Harvest Private Equity Fund II		13,500	22.06	2,978	—	—	2,978
Synergy Green New Deal 1 st New Technology Business Investment Fund		36,617	28.17	10,315	—	—	10,315
KIAMCO Vietnam Solar Special Asset Private Investment Trust		13,671	50.00	6,836	—	—	6,836
SHINHAN-NEO Core Industrial Technology Fund		27,370	49.75	13,616	—	—	13,616
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		77,853	30.00	23,356	—	—	23,356
SIMONE Mezzanine Fund No.3		4,175	28.78	1,202	—	—	1,202
Eum Private Equity Fund No.7		43,651	21.00	9,166	—	—	9,166
Kiwoom Hero No.4 Private Equity Fund		16,351	21.05	3,442	—	—	3,442
Vogo Canister Professional Trust Private Fund I		124,837	36.74	45,871	—	—	45,871
Timefolio The Venture-V second		27,989	20.73	5,801	—	—	5,801
Shinhan Smilegate Global PEF I		26,747	14.21	3,801	—	—	3,801
Genesis Eco No.1 PEF		38,675	29.01	11,219	—	—	11,219

	2023
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
SHINHAN-NEO Market-Frontier 2 nd Fund	~~W~~	76,511	42.70	32,670	—	—	32,670
NH-Synergy Core Industrial New Technology Fund		17,436	36.93	6,439	—	—	6,439
J& Moorim Jade Investment Fund		19,771	24.89	4,920	—	—	4,920
Helios-KDBC Digital Contents 1 st		9,699	23.26	2,256	—	—	2,256
Ulmus SHC innovation investment fund		23,059	24.04	5,543	—	—	5,543
T Core Industrial Technology 1 st Venture PEF		13,518	31.47	4,254	—	—	4,254
Fine Value POST IPO No.5 Private Equity Fund		9,414	40.00	3,766	—	—	3,766
TI First Property Private Investment Trust 1		7,755	40.00	3,102	—	—	3,102
MPLUS Professional Private Real Estate Fund 25		5,659	41.67	2,358	—	—	2,358
IBKC Global Contents Investment Fund		19,274	24.39	4,701	—	—	4,701
Hanyang-Meritz 1 Fund		13,201	22.58	2,981	—	—	2,981
Kiwoom-Shinhan Innovation Fund 2		21,384	42.86	9,165	—	—	9,165
ETRI Holdings-Shinhan 1 st Unicorn Fund		6,589	50.00	3,295	—	—	3,295
SJ ESG Innovative Growth Fund		14,692	28.57	4,198	—	—	4,198
AVES 1 st Corporate Recovery Private Equity Fund		6,258	76.19	4,768	—	—	4,768
JS Shinhan Private Equity Fund		123,098	3.85	4,737	—	—	4,737
Daishin Newgen New Technology Investment Fund 1 st		12,018	50.60	6,081	—	—	6,081
META ESG Private Equity Fund I		21,062	27.40	5,770	—	—	5,770
PHAROS DK FUND		10,157	24.24	2,462	—	—	2,462
Shinhan VC tomorrow venture fund 1		114,103	39.62	45,210	—	—	45,210
H-IOTA Fund		38,382	24.81	9,524	—	—	9,524
Stonebridge-Shinhan Unicorn Secondary Fund		28,550	26.01	7,427	—	—	7,427
Tres-Yujin Trust		20,717	50.00	10,359	—	—	10,359
Shinhan-Time mezzanine blind Fund		28,242	50.00	14,121	—	—	14,121
Capstone REITs No.26		11,499	50.00	5,750	—	—	5,750
JB Incheon-Bucheon REITS No.54		12,661	39.31	4,978	—	—	4,978
Hankook Smart Real Asset Investment Trust No.3		23,005	33.33	7,668	—	—	7,668
JB Hwaseong-Hadong REITs No.53		16,059	31.03	4,983	—	—	4,983
KB Oaktree Trust No.3		26,003	33.33	8,668	—	—	8,668
Daehan No.36 Office Asset Management Company		46,790	48.05	22,482	—	—	22,482
Rhinos Premier Mezzanine Private Investment Fund No.1		10,944	27.93	3,056	—	—	3,056
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		211,132	29.73	62,769	—	—	62,769

	2023
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Shinhan JigaeNamsan Road Private Special Asset Investment Trust	~~W~~	166,737	24.85	41,434	—	—	41,434
SKS-Yozma Fund No.1		11,574	29.85	3,455	—	—	3,455
KB Distribution Private Real Estate 3-1		69,268	37.50	25,976	—	—	25,976
Pacific Private Investment Trust No.49-1		34,532	79.28	27,377	—	—	27,377
KIWOOM Real estate private placement fund for normal investors No. 31		14,263	60.00	8,558	—	—	8,558
RIFA Real estate private placement fund for normal investoes No. 51		14,328	40.00	5,731	—	—	5,731
Fivetree general private equity fund No.15		25,154	49.98	12,572	—	—	12,572
Shinhan-Kunicorn first Fund		25,125	38.31	9,626	—	—	9,626
Shinhan-Quantum Startup Fund		8,104	49.18	3,986	—	—	3,986
Shinhan Simone Fund I		12,577	38.46	4,837	—	—	4,837
Korea Investment develop seed Trust No.1		23,829	40.00	9,532	—	—	9,532
Tiger Green alpha Trust No.29		30,002	95.24	28,573	—	—	28,573
STIC ALT Global II Private Equity Fund		43,717	21.74	9,504	—	—	9,504
NH-Brain EV Fund		44,498	25.00	11,125	—	—	11,125
DDI LVC Master Real Estate Investment Trust Co., Ltd. (*1)		43,808	15.00	6,571	—	12	6,583
Leverent-Frontier 4 th Venture PEF		13,791	23.89	3,294	—	—	3,294
Find-Green New Deal 2 nd Equity Fund		19,778	22.57	4,465	—	—	4,465
ShinhanFitrin 1 st Technology Business Investment Association		27,951	16.17	4,519	—	—	4,519
Koramco Private Real Estate Fund 143		22,002	30.30	6,667	—	—	6,667
Korea Investment Top Mezzanine Private Real Esate Trust No.1		45,074	22.22	10,016	—	—	10,016
LB YoungNam Logistics Private Trust No.40		39,128	25.00	9,782	—	—	9,782
Shinhan-Cognitive Start-up Fund L.P.		16,263	32.77	5,329	—	—	5,329
Cornerstone J&M Fund I		13,081	26.67	3,488	—	—	3,488
Logisvalley Shinhan REIT Co.,Ltd. (*1)		22,617	20.27	4,584	—	(986)	3,598
DA Value-Honest New Technology Investment Fund 1		17,328	23.66	4,099	—	—	4,099
Shinhan-Ji and Tec Smart Innovation Fund		19,953	50.00	9,977	—	—	9,977
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1 st		13,935	50.00	6,968	—	—	6,968
Korea Investment Green Newdeal Infra Trust No.1		36,667	27.97	10,257	—	—	10,257
BTS 2 nd Private Equity Fund		24,393	26.00	6,342	—	—	6,342
Shinhan Global Active REIT Co.Ltd.		93,266	20.37	18,997	—	—	18,997
NH-J&-IBKC Label Technology Fund		35,052	27.81	9,748	—	—	9,748
Hanyang Time Mezzanine Fund		10,542	28.57	3,012	—	—	3,012

	2023
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Shinhan-isquare Venture PEF 1	~~W~~	10,715	40.00	4,286	—	—	4,286
Capstone Develop Frontier Trust		35,221	21.43	7,547	—	—	7,547
Nextrade Co., Ltd.		121,249	8.00	9,700	—	—	9,700
SH 1.5years Maturity Investment Type Security Investment Trust No.2		16,613	29.10	4,834	—	—	4,834
Eventus-IBKC LIB Fund		30,317	21.88	6,632	—	—	6,632
IBKC-Behigh Fund 1 st		10,828	29.73	3,219	—	—	3,219
ON No.1 Private Equity Fund		18,624	28.57	5,321	—	—	5,321
Digital New Deal Kappa Private Equity Fund		19,575	24.75	4,845	—	—	4,845
IBKCJS New Technology Fund No.1		20,841	29.41	6,130	—	—	6,130
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1		47,054	20.83	9,803	—	—	9,803
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18		42,046	28.57	12,013	—	—	12,013
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38		4,228	75.00	3,171	—	—	3,171
TogetherKorea Private Investment Trust No. 6		5,271	99.98	5,270	—	—	5,270
TogetherKorea Private Investment Trust No. 7		5,271	99.98	5,270	—	—	5,270
Kiwoom Core Industrial Technology Investment Fund No.3		12,028	34.75	4,180	—	—	4,180
Penture K-Content Investment Fund		25,599	21.96	5,622	—	—	5,622
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund		26,562	30.00	7,969	—	—	7,969
Hana Alternative Investment Kosmes PCBO General PEF No. 1		13,790	37.04	5,107	—	—	5,107
Shinhan-timefolio Bio Development Investment Fund		12,249	48.39	5,927	—	—	5,927
Shinhan M&A-ESG Fund		17,868	23.33	4,169	—	—	4,169
Shinhan SM Office Value Add – Outsource Management Real Estate Investment Co., Ltd. -		37,189	28.43	10,575	—	—	10,575
KDBC meta-enter New Technology investment fund		24,886	27.89	6,940	—	—	6,940
Shinhan Time Secondary Blind New Technology Investment Trust		10,008	47.50	4,754	—	—	4,754
Shinhan DS Secondary Investment Fund		18,693	40.00	7,477	—	—	7,477
Shinhan-openwater pre-IPO Investment Trust 1		9,946	50.00	4,973	—	—	4,973
Shinhan-Eco Venture Fund 2 nd		9,024	40.00	3,610	—	—	3,610
Heungkuk-Shinhan the1 st Visionary Technology Investment Trust no. 1		7,884	40.00	3,154	—	—	3,154

	2023
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Hantoo Shinhan Lake K-beauty Technology Investment Trust	~~W~~	43,416	22.96	9,969	—	—	9,969
Shinhan HB Wellness 1 st Investment Trust		10,284	48.54	4,992	—	—	4,992
Korea real Asset Fund No.3		32,604	28.57	9,315	—	—	9,315
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518		73,457	31.49	23,131	—	—	23,131
Samsung-dunamu Innovative IT Technology Investment Trust No. 1		19,730	22.99	4,536	—	—	4,536
Time Robotics New Technology Investment Trust		13,283	29.86	3,966	—	—	3,966
Ascent-welcome Tehcnology Investment Trust No.2		31,721	27.65	8,771	—	—	8,771
Igis General PE Real Estate Investment Trust 517-1		53,725	96.30	51,735	—	—	51,735
Consus Osansegyo No.2		16,208	50.00	8,104	—	—	8,104
Mastern General Private Real Estate Investment Trust No.189 (Type 1 Beneficiary Securities)		23,927	32.69	7,822	—	—	7,822
Shinhan AIM Private Fund of Fund 9-B		96,072	25.00	24,018	—	—	24,018
Shinhan General Private Real Estate Investment Trust No.3		37,764	20.75	7,838	—	—	7,838
NH Absolute Project L General Private Investment Trust		18,797	26.03	4,893	—	—	4,893
Paros Kosdaq Venture General Private Investment Trust No. 5		8,994	66.65	5,994	—	—	5,994
Happy Pet Life Care New Technology Investment Association No.2		11,521	30.00	3,456	—	—	3,456
Shinhan-Soo Secondary Investment Association		6,764	77.61	5,249	—	—	5,249

(*1)	Others represents the adjustments of fair value when acquired.
(*2)
Others are the amount of fair value adjustments that occurred at the time of acquisition and accumulated losses that were not recognized due to the suspension of equity method recognition as the investment account balance became “0” due to the accumulation of losses for the current period.

(*3)	Others are the unrecognized equity method for preferred stocks without voting rights issued by the investee.

	2024
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
BNP Paribas Cardif Life Insurance	~~W~~	243,101	14.99	36,441	(5)	—	36,436
Shinhan-Neoplux Energy Newbiz Fund		46,152	31.66	14,612	—	—	14,612
Shinhan-Albatross tech investment Fund		17,346	50.00	8,672	—	—	8,672
VOGO Debt Strategy Qualified IV Private		18,565	20.00	3,713	—	—	3,713
Shinhan-Midas Donga Secondary Fund		6,304	50.00	3,152	—	—	3,152
ShinHan – Soo Young Entrepreneur Investment Fund No.1		14,087	24.00	3,381	—	—	3,381
Shinhan Praxis K-Growth Global Private Equity Fund		26,081	14.15	3,690	—	—	3,690
Kiwoom Milestone Professional Private Real Estate Trust 19 (*2)		(39,013)	50.00	(19,506)	—	19,506	—
Shinhan Global Healthcare Fund 1 (*2)		(4,886)	3.13	(153)	—	153	—
KB NA Hickory Private Special Asset Fund		46,649	37.50	17,493	—	—	17,493
Koramco Europe Core Private Placement Real Estate Fund No.2-2		15,481	44.02	6,815	—	—	6,815
KDBC-Midas Dong-A Global contents Fund		11,354	23.26	2,640	—	—	2,640
Shinhan-Nvestor Liquidity Solution Fund		20,571	24.92	5,126	—	—	5,126
Shinhan AIM For Fund 1-A		39,214	25.00	9,804	—	—	9,804
IGIS Global Credit Fund 150-1		19,954	25.00	4,989	—	—	4,989
Genesis North America Power Company No.1 PEF		15,514	43.84	6,802	—	—	6,802
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		40,294	23.33	9,402	—	—	9,402
KOREA FINANCE SECURITY CO., LTD		23,754	14.91	3,542	—	—	3,542
MIEL CO.,LTD. (*2)		(142)	28.77	(41)	—	41	—
AIP Transportation Specialized Privately Placed Fund Trust #1		164,607	35.73	58,807	—	—	58,807
Kiwoom-Shinhan Innovation Fund I		15,957	50.00	7,979	—	—	7,979
Samchully Midstream Private Placement Special Asset Fund 5-4		94,762	41.67	39,484	—	—	39,484
MK Ventures-K Clavis Growth Capital Venture Fund 1		10	26.67	3	—	—	3
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		59,022	60.00	35,413	—	—	35,413
Milestone Private Real Estate Fund 3		59,637	32.06	19,120	—	—	19,120
Nomura-Rifa Private Real Estate Investment Trust 31		20,258	31.31	6,343	—	—	6,343
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		11,839	21.27	2,518	—	—	2,518
FuturePlay-Shinhan TechInnovation Fund 1		11,570	50.00	5,785	—	—	5,785
Stonebridge Corporate 1st Fund		9,015	44.12	3,977	—	—	3,977

	2024
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Vogo Realty Partners Private Real Estate Fund V	~~W~~	49,278	21.64	10,662	—	—	10,662
Korea Credit Bureau		84,159	9.00	7,574	—	—	7,574
Goduck Gangil1 PFV Co., Ltd.		9,252	1.04	96	—	—	96
SBC PFV Co., Ltd. (*3)		190,424	25.00	47,606	—	(9,990)	37,616
NH-amundi global infra private fund 16		65,935	50.00	32,968	—	—	32,968
SH BNCT Professional Investment Type Private Special Asset Investment Trust		311,321	72.50	225,708	—	—	225,708
Sparklabs-Shinhan Opportunity Fund 1		5,505	49.50	2,725	—	—	2,725
IGIS Real-estate Private Investment Trust No.33		38,261	40.86	15,632	—	—	15,632
Goduck Gangil10 PFV Co., Ltd.		30,978	19.90	6,165	—	—	6,165
Fidelis Global Private Real Estate Trust No.2		691	79.63	551	—	—	551
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		85,868	28.70	24,644	—	—	24,644
Shinhan Healthcare Fund 2 (*2)		(152)	13.68	(21)	—	21	—
Shinhan AIM Real Estate Fund No.2		5,180	30.00	1,554	—	—	1,554
Shinhan AIM Real Estate Fund No.1		13,727	21.01	2,884	—	—	2,884
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		179,344	22.02	39,491	—	—	39,491
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		75,185	29.19	21,947	—	—	21,947
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		22,077	71.43	15,770	—	—	15,770
Korea Omega-Shinhan Project Fund I		38,945	50.00	19,473	—	—	19,473
Samsung SRA Real Estate Professional Private 45		121,103	25.00	30,276	—	—	30,276
IBK Global New Renewable Energy Special Asset Professional Private2		114,189	28.98	33,098	—	—	33,098
VS Cornerstone Fund		7,831	41.18	3,225	—	—	3,225
NH-Amundi US Infrastructure Private Fund2		2,099	25.91	544	—	—	544
Kakao-Shinhan 1st TNYT Fund		48,697	48.62	23,678	—	—	23,678
Pacific Private Placement Real Estate Fund No.40		46,996	24.73	11,623	—	—	11,623
Mastern Private Real Estate Loan Fund No.2		3,963	33.57	1,330	—	—	1,330
LB Scotland Amazon Fulfillment Center Fund 29		28,996	65.00	18,848	—	—	18,848
JR AMC Hungary Budapest Office Fund 16		40,488	32.57	13,187	—	—	13,187

	2024
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
EDNCENTRAL Co.,Ltd. (*2)	~~W~~	(77,934)	13.47	(10,495)	—	10,495	—
Gyeonggi-Neoplux Superman Fund		19,014	21.76	4,138	—	—	4,138
NewWave 6th Fund		35,694	30.00	10,708	—	—	10,708
Neoplux No.3 Private Equity Fund		121,523	10.00	12,152	—	—	12,152
PCC Amberstone Private Equity Fund I		67,099	21.67	14,540	—	—	14,540
KIAMCO POWERLOAN TRUST 4TH		102,818	47.37	48,703	—	—	48,703
Mastern Opportunity Seeking Real Estate Fund II		23,725	22.22	5,272	—	—	5,272
Neoplux Market-Frontier Secondary Fund		41,421	19.74	8,175	—	—	8,175
Synergy Green New Deal 1st New Technology Business Investment Fund		38,542	28.17	10,857	—	—	10,857
KIAMCO Vietnam Solar Special Asset Private Investment Trust		14,205	50.00	7,103	—	—	7,103
SHINHAN-NEO Core Industrial Technology Fund		16,304	49.75	8,111	—	—	8,111
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		72,365	30.00	21,710	—	—	21,710
Eum Private Equity Fund No.7		43,604	21.00	9,156	—	—	9,156
Kiwoom Hero No.4 Private Equity Fund		19,934	21.05	4,197	—	—	4,197
AJ-KOSNET Semicon One Venture Fund		14,454	22.22	3,212	—	—	3,212
Timefolio The Venture-V second		6,586	20.73	1,365	—	—	1,365
Shinhan Smilegate Global PEF I		27,323	14.21	3,882	—	—	3,882
Genesis Eco No.1 PEF		38,185	29.01	11,077	—	—	11,077
SHINHAN-NEO Market-Frontier 2nd Fund		64,400	42.70	27,499	—	—	27,499
J& Moorim Jade Investment Fund		21,508	24.89	5,353	—	—	5,353
Ulmus SHC innovation investment fund		17,910	24.04	4,305	—	—	4,305
T Core Industrial Technology 1st Venture PEF		9,518	31.47	2,995	—	—	2,995
TI First Property Private Investment Trust 1		7,755	40.00	3,102	—	—	3,102
Kiwoom-Shinhan Innovation Fund 2		23,862	42.86	10,227	—	—	10,227
ETRI Holdings-Shinhan 1st Unicorn Fund		9,391	50.00	4,696	—	—	4,696
SJ ESG Innovative Growth Fund		10,902	28.57	3,115	—	—	3,115
AVES 1st Corporate Recovery Private Equity Fund		5,937	76.19	4,523	—	—	4,523
Reverent-Shinhan Vista Fund		25,415	13.41	3,409	—	—	3,409
JS Shinhan Private Equity Fund		165,747	3.85	6,381	—	—	6,381
META ESG Private Equity Fund I		20,742	27.40	5,683	—	—	5,683
Shinhan VC tomorrow venture fund 1		178,267	39.62	70,633	—	—	70,633
H-IOTA Fund		37,789	24.81	9,377	—	—	9,377
Stonebridge-Shinhan Unicorn Secondary Fund		52,230	26.01	13,587	—	—	13,587
Tres-Yujin Trust		26,062	50.00	13,031	—	—	13,031

	2024
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Shinhan-Time mezzanine blind Fund	~~W~~	32,851	50.00	16,426	—	—	16,426
Capstone REITs No.26		10,738	50.00	5,369	—	—	5,369
JB Incheon-Bucheon REITS No.54		12,634	39.31	4,967	—	—	4,967
Hankook Smart Real Asset Investment Trust No.3		18,017	33.33	6,006	—	—	6,006
JB Hwaseong-Hadong REITs No.53		16,029	31.03	4,974	—	—	4,974
KB Oaktree Trust No.3		29,665	33.33	9,888	—	—	9,888
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		177,590	29.73	52,797	—	—	52,797
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		159,538	24.85	39,645	—	—	39,645
KB Distribution Private Real Estate 3-1		64,211	37.50	24,079	—	—	24,079
Pacific Private Investment Trust No.49-1		35,317	79.28	28,000	—	—	28,000
KIWOOM Real estate private placement fund for normal investors No. 31		13,386	60.00	8,032	—	—	8,032
RIFA Real estate private placement fund for normal investoes No. 51		13,428	40.00	5,371	—	—	5,371
Shinhan-Kunicorn first Fund		24,596	38.31	9,424	—	—	9,424
Shinhan-Quantum Startup Fund		11,519	49.18	5,665	—	—	5,665
Shinhan Simone Fund I		8,898	38.46	3,422	—	—	3,422
Korea Investment develop seed Trust No.1		25,362	40.00	10,145	—	—	10,145
Tiger Green alpha Trust No.29		31,492	95.24	29,992	—	—	29,992
STIC ALT Global II Private Equity Fund		45,269	21.74	9,841	—	—	9,841
DDI LVC Master Real Estate Investment Trust Co., Ltd. (*1)		38,586	15.00	5,788	—	12	5,800
Leverent-Frontier 4th Venture PEF		8,683	23.89	2,074	—	—	2,074
Find-Green New Deal 2nd Equity Fund		19,154	22.57	4,324	—	—	4,324
ShinhanFitrin 1st Technology Business Investment Association		26,175	16.17	4,232	—	—	4,232
Koramco Private Real Estate Fund 143		22,011	30.30	6,669	—	—	6,669
Korea Investment Top Mezzanine Private Real Esate Trust No.1		44,440	22.22	9,876	—	—	9,876
LB YoungNam Logistics Private Trust No.40		38,500	25.00	9,625	—	—	9,625
Shinhan-Cognitive Start-up Fund L.P.		12,844	32.77	4,209	—	—	4,209
Cornerstone J&M Fund I		12,802	26.67	3,414	—	—	3,414
Logisvalley Shinhan REIT Co., Ltd. (*1)		23,314	20.27	4,726	—	(1,337)	3,389
Shinhan-Ji and Tec Smart Innovation Fund		26,008	50.00	13,004	—	—	13,004
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st		13,516	50.00	6,758	—	—	6,758
Korea Investment Green Newdeal Infra Trust No.1		57,542	27.97	16,096	—	—	16,096

	2024
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
BTS 2nd Private Equity Fund	~~W~~	39,075	26.00	10,159	—	—	10,159
NH-J&-IBKC Label Technology Fund		34,686	27.81	9,646	—	—	9,646
Hanyang Time Mezzanine Fund		8,790	28.57	2,511	—	—	2,511
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund		7,831	50.00	3,916	—	—	3,916
Shinhan-isquare Venture PEF 1		10,592	40.00	4,237	—	—	4,237
Aurum Goldrush ESG Private Fund No. 1		10,613	28.33	3,007	—	—	3,007
Capstone Develop Frontier Trust		37,563	21.43	8,049	—	—	8,049
Nextrade Co., Ltd.		121,250	8.00	9,700	—	—	9,700
IBKC-Behigh Fund 1st		10,629	29.73	3,160	—	—	3,160
ON No.1 Private Equity Fund		19,991	28.57	5,712	—	—	5,712
Digital New Deal Kappa Private Equity Fund		19,178	24.75	4,747	—	—	4,747
IBKCJS New Technology Fund No.1		8,901	29.41	2,618	—	—	2,618
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1		46,301	20.83	9,646	—	—	9,646
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18		39,634	28.57	11,324	—	—	11,324
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38		4,371	75.00	3,278	—	—	3,278
TogetherKorea Private Investment Trust No. 6		5,424	99.98	5,423	—	—	5,423
TogetherKorea Private Investment Trust No. 7		5,424	99.98	5,423	—	—	5,423
Kiwoom Core Industrial Technology Investment Fund No.3		12,139	34.75	4,219	—	—	4,219
Penture K-Content Investment Fund		57,216	19.78	11,319	—	—	11,319
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund		44,894	30.00	13,468	—	—	13,468
Hana Alternative Investment Kosmes PCBO General PEF No. 1		13,837	37.04	5,125	—	—	5,125
Shinhan-timefolio Bio Development Investment Fund		24,195	48.39	11,707	—	—	11,707
Shinhan M&A-ESG Fund		27,660	23.33	6,454	—	—	6,454
Shinhan SM Office Value Add – Outsource Management Real Estate Investment Co., Ltd. –		66,130	28.43	18,804	—	—	18,804
KDBC meta-enter New Technology investment fund		24,373	27.89	6,797	—	—	6,797
Shinhan Time Secondary Blind New Technology Investment Trust		9,762	47.50	4,637	—	—	4,637
Shinhan DS Secondary Investment Fund		4,895	49.83	2,439	—	—	2,439
Shinhan-openwater pre-IPO Investment Trust 1		11,332	50.00	5,666	—	—	5,666
Shinhan-CJ TechInnovation Fund 1st		11,488	40.00	4,595	—	—	4,595

	2024
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Shinhan-Eco Venture Fund 2nd	~~W~~	9,893	40.00	3,957	—	—	3,957
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1		16,243	40.00	6,497	—	—	6,497
Hantoo Shinhan Lake K-beauty Technology Investment Trust		44,701	22.96	10,264	—	—	10,264
Shinhan HB Wellness 1st Investment Trust		10,971	48.54	5,326	—	—	5,326
Korea real Asset Fund No.3		57,933	28.57	16,552	—	—	16,552
PineStreet Global Corporate FoF XIII-2 (NC XI)		3,743	100.00	3,743	—	—	3,743
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518		65,387	26.22	17,144	—	—	17,144
Samsung-dunamu Innovative IT Technology Investment Trust No. 1		16,313	22.99	3,750	—	—	3,750
Time Robotics New Technology Investment Trust		12,651	29.86	3,778	—	—	3,778
Ascent-welcome Tehcnology Investment Trust No.2		30,597	27.65	8,460	—	—	8,460
Newmain I funds		25,754	36.36	9,364	—	—	9,364
Igis General PE Real Estate Investment Trust 517-1		56,728	96.78	54,902	—	—	54,902
SH Ulmus M.P.E. Innovative Venture Fund 7		10,612	28.57	3,032	—	—	3,032
Consus Osansegyo No.2		16,018	50.00	8,009	—	—	8,009
Shinhan AIM Private Fund of Fund 9-B		146,963	25.00	36,741	—	—	36,741
Shinhan General Private Real Estate Investment Trust No.3		128,674	20.75	26,706	—	—	26,706
Paros Kosdaq Venture General Private Investment Trust No. 5		23,074	28.56	6,590	—	—	6,590
Happy Pet Life Care New Technology Investment Association No.2		9,997	30.00	2,999	—	—	2,999
Shinhan-Soo Secondary Investment Association		21,567	77.61	16,737	—	—	16,737
TECHFIN RATINGS Co., Ltd. (*4)		28,223	45.00	12,700	—	12,910	25,610
SONGPA BIZ CLUSTER PFV CO LTD		48,775	27.40	13,364	—	—	13,364
Planeta PTE LTD		34,027	33.33	11,341	—	—	11,341
The E&Shinhan New Growth Up Fund		7,035	50.00	3,518	—	—	3,518
Shinhan-GB FutureFlow Fund L.P.		8,852	58.18	5,150	—	—	5,150
Credila Financial Services (*4)		1,235,349	10.93	135,024	—	128,092	263,116
Shinhan Market-Frontier Fund III		29,058	44.02	12,791	—	—	12,791
DB IPO HighYield Fund 1		14,974	28.57	4,278	—	—	4,278

	2024
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Exponential SQUARE Private Investment Trust No.1	~~W~~	10,215	50.99	5,208	—	—	5,208
Fine North America Credit Private Mixed Asset Investment Trust 22		7,841	58.82	4,613	—	—	4,613
IGIS Private Real Estate Investment No.454		14,010	24.04	3,368	—	—	3,368
IGIS Private Real Estate Investment No.462		6,406	69.20	4,433	—	—	4,433
BNW Recharge Private Equity Fund		33,785	21.13	7,138	—	—	7,138
United Partners Realasset Fund No.14		29,994	33.33	9,998	—	—	9,998
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.12		359,413	5.00	17,977	—	—	17,977
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.13		240,733	5.00	12,035	—	—	12,035
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.14		274,394	5.00	13,711	—	—	13,711
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.15		274,919	5.00	13,738	—	—	13,738
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.16		265,962	5.00	13,290	—	—	13,290
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.17		107,536	5.00	5,378	—	—	5,378
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.18		218,525	5.00	10,925	—	—	10,925
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.19		101,018	5.00	5,052	—	—	5,052
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]		18,761	22.37	4,197	—	—	4,197

(*1)	Others represents the adjustments of fair value when acquired.
(*2)
Others are the amount of fair value adjustments that occurred at the time of acquisition and accumulated losses that were not recognized due to the suspension of equity method recognition as the investment account balance became “0” due to the accumulation of losses for the current period.

(*3)	Others are the unrecognized equity method for preferred stocks without voting rights issued by the investee.
(*4)	Others correspond to the goodwill recognized at the time of acquisition.

(e)	The unrecognized equity method losses as of and for the years ended December 31, 2023 and 2024 are as follows:

	2023
Investees	Unrecognized equity method losses		Cumulative unrecognized equity method losses
MIEL CO., LTD.	~~W~~	—	(41)
Shinhan Global Healthcare Fund 1		61	(153)
Shinhan Global Healthcare Fund 2		75	(21)
EDNCENTRAL Co., Ltd.		(4,679)	(5,677)
Kiwoom Milestone Professional Private Real Estate Trust 19		(19,433)	(19,433)

	~~W~~	(23,976)	(25,325)

	2024
Investees	Unrecognized equity method losses		Cumulative unrecognized equity method losses
MIEL CO., LTD.	~~W~~	—	(41)
Shinhan Global Healthcare Fund 1		—	(153)
Shinhan Global Healthcare Fund 2		—	(21)
EDNCENTRAL Co., Ltd.		(4,818)	(10,495)
Kiwoom Milestone Professional Private Real Estate Trust 19		(73)	(19,506)

	~~W~~	(4,891)	(30,216)